UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21558

Pioneer Short Term Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31, 2020

Date of reporting period:  September 1, 2019 through February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Pioneer Short Term
Income Fund
Semiannual Report | February 29, 2020

Ticker Symbols:
Class A	STABX
Class C	PSHCX
Class C2	STIIX
Class K	STIKX
Class Y	PSHYX

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.
You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

visit us: www.amundipioneer.com/us

Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 1

President’s Letter
Dear Shareholders,
The new decade has arrived delivering a first quarter that will go down in the history books. The beginning of the year seemed to extend the positive market environment of 2019 and then, March roared in like a lion and the COVID-19 pandemic became a global crisis impacting lives and life as we know it. The impact on the global economy from the COVID-19 virus pandemic, while currently unknown, is likely to be considerable. It is clear that several industries have already felt greater effects than others. And the markets, which do not thrive on uncertainty, have been volatile. Our business continuity plan was implemented given the new COVID-19 guidelines, and most of our employees are working remotely. To date, our operating environment has faced no interruption. I am proud of the careful planning that has taken place and confident we can maintain this environment for as long as is prudent. History in the making for a company that first opened its doors way back in 1928.
Since 1928, Amundi Pioneer’s investment process has been built on a foundation of fundamental research and active management, principles which have guided our investment decisions for more than 90 years. We believe active management – that is, making active investment decisions – can help mitigate the potential risks during periods of market volatility. As the early days of 2020 have reminded us, in today’s global economy, investment risk can materialize from a number of factors, including a slowing economy, changing U.S. Federal Reserve policy, oil price shocks, political and geopolitical factors and, unfortunately, major public health concerns such as a viral pandemic.
At Amundi Pioneer, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyze each security under consideration, communicating directly with the management teams of the companies issuing the securities and working together to identify those securities that best meet our investment criteria for our family of funds. Our risk management approach begins with each and every security, as we strive to carefully understand the potential opportunity, while considering any and all risk factors.
2 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Today, as investors, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress. As you consider your long-term investment goals, we encourage you to work with your financial advisor to develop an investment plan that paves the way for you to pursue both your short- and long-term goals.
We remain confident that the current crisis, like others in human history, will pass, and we greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Sincerely,
Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
February 29, 2020
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 3

Portfolio Management Discussion | 2/29/20
In the following interview, portfolio managers Seth Roman, Noah Funderburk, and Nicolas Pauwels discuss the factors that influenced Pioneer Short Term Income Fund’s performance during the six-month period ended February 29, 2020. Mr. Roman, a vice president and a portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), Mr. Funderburk, a vice president and portfolio manager at Amundi Pioneer, and Mr. Pauwels, a vice president and portfolio manager at Amundi Pioneer, are responsible for the day-to-day management of the Fund.
Q    How did the Fund perform during the six-month period ended February 29, 2020?
A    Pioneer Short Term Income Fund’s Class A shares returned 1.84% at net asset value during the six-month period ended February 29, 2020, while the Fund’s benchmark, the Bloomberg Barclays One- to Three-Year Government/Credit Bond Index (the Bloomberg Barclays Index), returned 1.92%. During the same period, the average return of the 558 mutual funds in Morningstar’s Short-Term Bond Funds category was 1.80%.
Q    Can you describe the market environment for fixed-income investors over the six-month period?
A    Entering the period, deteriorating global economic growth in the wake of the U.S./China trade war was counterbalanced by the continued easing of global monetary policies by central banks, including the U.S. Federal Reserve (Fed). Domestic economic growth held up better than growth in other developed markets, due to a healthy consumer and continued strong employment. However, plummeting manufacturing purchasing managers’ index (PMI) numbers, rising tariffs resulting from the trade disputes, and a downward trend in non-farm payrolls increased speculation about a possible U.S. recession. In particular, the on-again, off-again U.S./China trade negotiations drove higher levels of market volatility, though the announcement of a “Phase One” agreement between the two countries in December eased some of the concerns that had been vexing investors.
In response to signs of slowing economic growth, the Fed followed-up its July 2019 interest-rate cut with additional quarter-point rate reductions in September and October. U.S. Treasury yields declined across the curve and fixed-income market returns were buoyed by the falling rates.
4 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Unfortunately, there was a significant negative development near the end of the period as confirmed cases of the novel COVID-19 virus outside of China accelerated. Outbreaks in Iran, Italy, and South Korea reignited smoldering fears of a global pandemic, which became a reality after period-end. Up until the last two weeks of February, the risk of such an event had been underappreciated by financial markets, particularly equity markets, as evidenced by a record-high close for the Standard & Poor’s 500 Index on February 19th. Eventually, however, growing concerns about a more pronounced and prolonged drawdown on global economic activity caused by the pandemic led to an extensive repricing of financial markets. Consequently, riskier assets swooned and so-called “safe haven” assets soared as the six-month period drew to a close.
Global equities ended February down by approximately 8% for the month, and U.S. high-yield bond spreads widened to levels last visited in early 2019. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) Meanwhile, flight-to-quality buying of government bonds drove longer-term U.S. Treasury yields to all-time lows (bond yields typically move in the opposite direction of bond prices). For example, the 10-year Treasury yield fell by 0.40% in February 2020, ending the month at 1.12%.
The sharp rally in so-called risk-free assets propelled the U.S. Treasury Index to a 2.65% monthly return for February. Within the broad U.S. investment-grade market, all spread sectors posted positive total returns in February, but underperformed duration-matched Treasury returns as widening spreads weighed on relative performance. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to changes in interest rates, expressed as a number of years.) Securitized assets broadly outperformed corporate bonds, while performance in non-investment-grade sectors struggled a bit more as risk premiums repriced. High-yield corporates, leveraged loans, and emerging markets debt all generated negative total returns in February as the impact of significantly wider spreads offset the benefits of higher levels of coupon income.
Q    Can you review your principal investment strategies in managing the Fund during the six-month period ended February 29, 2020, and discuss how the strategies affected the Fund’s benchmark-relative performance?
A    On the negative side, the Fund’s overweight to financials within investment-grade corporate credit had a negative impact on benchmark-relative performance for the six-month period. In particular, a portfolio
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 5

orientation toward securities issued by U.S. banks, where the Fund has diversified holdings across both money center and regional banks, detracted from relative returns. We have viewed those issuers as attractive, due in part to the more stringent regulations pertaining to the use of leverage applied to the domestic banking sector since the financial crisis of 2008/2009. In addition, the Fund’s duration stance detracted from relative returns during the six-month period.
The Fund’s significant underweight to Treasuries and overweight to a broad range of securitized credit sectors led positive contributions to benchmark-relative performance over the full six-month period. The portfolio’s allocations to asset-backed securities (ABS), collateralized mortgage obligations (CMOs), and commercial mortgage backed securities (CMBS) all benefited from the strength of the U.S. consumer. The Fund’s ABS exposure provided the strongest outperformance for the Fund relative to the benchmark for the six-month period, benefiting from positive investor sentiment, with strong demand in both the new-issue and secondary markets.
An allocation to floating-rate bank loans also contributed positively to the Fund’s relative returns over the period, due to the asset class’s strong recovery in December of 2019. We continue to believe the incremental income potential provided by the loan sector presents an attractive tradeoff between risk and reward. Insurance-linked securities (ILS) were also a notable positive contributor to the Fund’s benchmark-relative returns for the six-month period. ILS returns are typically uncorrelated to returns for other fixed-income assets, and we view exposure to the potential incremental yield and diversification* benefits of the sector as continuing to enhance the portfolio’s risk/reward profile.
Q    Can you discuss the factors that affected the Fund’s income-generation (or yield), either positively or negatively, during the six-month period ended February 29, 2020?
A    London Inter-bank Offered (LIBOR) rates declined over the six-month period, which resulted in a drop in the Fund’s yield.
*     Diversification does not assure a profit nor protect against loss.
6 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Q    What role did derivatives play in the Fund’s investment process and results during the six-month period ended February 29, 2020?
A    We employed derivatives during the six-month period in an attempt to manage the overall duration of the portfolio. Given the general decline in interest rates during the period, the use of derivatives related to the Fund’s duration positioning detracted from benchmark-relative performance.
Q    What is your assessment of the current climate for fixed-income investing?
A    There is little doubt that the COVID-19 outbreak will have a negative effect on global and U.S. economic growth, and employment figures — through measures taken to help control the spread as well as shifting public behavior driven by fear. The breadth and depth of the economic pullback remains uncertain and continues to be analyzed, but we do know that intermediate-and long-term U.S. Treasury yields have been pricing in a material and sustained economic slowdown. It seems likely that global yields will remain low until more is understood about COVID-19’s infection and mortality rates and the range of potential economic outcomes narrows. We see potential for the U.S. yield curve to steepen as central banks take extraordinary measures to ease policy and economic growth eventually rebounds from the impact of the pandemic.
While the situation could change, at this point the reaction across spread sectors such as corporate bonds and securitized assets has been less severe than the move in Treasury yields. We are vigilantly looking for opportunities to capitalize by investing in sectors and securities trading under the cloud of indiscriminate investor risk-aversion.
As always, we will continue to monitor macroeconomic factors, virus-related or not, that may potentially affect the markets, while remaining principally focused on adding value for the Fund’s shareholders through individual security selection.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 7

Please refer to the Schedule of Investments on pages 19–66 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
When interest rates rise, the prices of fixed-income securities held by the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities held by the Fund will generally rise.
Investments in the Fund are subject to possible loss due to the financial failure of the issuers of the underlying securities and their inability to meet their debt obligations.
Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.
Investments in high-yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.
The securities issued by U.S. government sponsored entities (i.e. Fannie Mae, Freddie Mac) are neither guaranteed nor issued by the U.S. government.
The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.
Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
8 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

These risks may increase share price volatility.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is not a guarantee of future results.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 9

Portfolio Summary | 2/29/20

Portfolio Diversification

(As a percentage of total investments)*

10 Largest Holdings

(As a percentage of total investments)*

1.	U.S. Treasury Note, 1.75%, 6/15/22	3.57%
2.	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	0.48
3.	CSMC Trust, Series 2020-AFC1, Class A2, 2.463%, 2/25/50 (144A)	0.47
4.	AbbVie, Inc., 2.6%, 11/21/24 (144A)	0.47
5.	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (144A)	0.47
6.	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	0.47
7.	CLNY Trust, Series 2019-IKPR, Class E, 4.38% (1 Month USD LIBOR + 272 bps),
	11/15/38 (144A)	0.46
8.	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%,
	12/10/36 (144A)	0.46
9.	Capital One Bank USA NA, 3.375%, 2/15/23	0.46
10.	Home Partners of America Trust, Series 2018-1, Class E, 3.509%
	(1 Month USD LIBOR + 185 bps), 7/17/37 (144A)	0.46

*  Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
10 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Prices and Distributions | 2/29/20

Net Asset Value per Share

Class	2/29/20	8/31/19
A	$9.55	$9.52
C	$9.54	$9.52
C2	$9.54	$9.52
K	$9.57	$9.54
Y	$9.54	$9.51

Distributions per Share: 9/1/19–2/29/20

	Net
	Investment	Short-Term	Long-Term
Class	Income	Capital Gains	Capital Gains
A	$0.1439	$ —	$ —
C	$0.1332	$ —	$ —
C2	$0.1317	$ —	$ —
K	$0.1602	$ —	$ —
Y	$0.1599	$ —	$ —

The Bloomberg Barclays One- to Three-Year Government/Credit Index is an unmanaged measure of the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 12–16.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 11

Performance Update | 2/29/20	Class A Shares

Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Short Term Income Fund at public offering price during the periods shown, compared to that of the Bloomberg Barclays One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2020)

			Bloomberg
			Barclays
	Net	Public	One- to
	Asset	Offering	Three-Year
	Value	Price	Government/
Period	(NAV)	(POP)*	Credit Index
10 years	2.28%	2.02%	1.58%
5 years	2.11	1.59	1.88
1 year	4.75	4.75	4.88

Expense Ratio
(Per prospectus dated December 31, 2019)

Gross	Net
0.86%	0.83%

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share.
*  POP returns shown above reflect the deduction of the maximum 2.50% front-end sales charge on Class A shares purchased prior to February 5, 2018.
All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratios reflect the contractual expense limitations currently in effect through January 1, 2021 for Class A shares. There can be no assurance that Amundi Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
12 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Performance Update | 2/29/20	Class C Shares

Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg Barclays One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2020)

			Bloomberg
			Barclays
			One- to
			Three-Year
	If	If	Government/
Period	Held	Redeemed	Credit Index
10 years	1.86%	1.86%	1.58%
5 years	1.87	1.87	1.88
1 year	4.52	4.52	4.88

Expense Ratio
(Per prospectus dated December 31, 2019)

Gross
1.07%

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
“If Held” results represent the percent change in net asset value per share. “If Redeemed” returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 13

Performance Update | 2/29/20	Class C2 Shares

Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C2 shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg Barclays One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2020)

			Bloomberg
			Barclays
			One- to
			Three-Year
	If	If	Government/
Period	Held	Redeemed	Credit Index
10 years	1.87%	1.87%	1.58%
5 years	1.87	1.87	1.88
1 year	4.50	4.50	4.88

Expense Ratio
(Per prospectus dated December 31, 2019)

Gross
1.09%

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for periods prior to the inception of Class C2 shares on August 1, 2013 is the net asset value performance of the Fund’s Class C shares, which has not been restated to reflect any differences in expenses. For the period beginning August 1, 2013, the actual performance of Class C2 shares is reflected.
“If Held” results represent the percent change in net asset value per share. Class C2 shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Redeemed” returns would have been lower had sales charges been reflected. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
14 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Performance Update | 2/29/20	Class K Shares

Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg Barclays One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2020)

		Bloomberg
		Barclays
	Net	One- to
	Asset	Three-Year
	Value	Government/
Period	(NAV)	Credit Index
10 years	2.48%	1.58%
5 years	2.48	1.88
1 year	5.21	4.88

Expense Ratio
(Per prospectus dated December 31, 2019)

Gross	Net
0.51%	0.46%

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 1, 2014, is the net asset value performance of the Fund’s Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 1, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratios reflect the contractual expense limitations currently in effect through January 1, 2021 for Class K shares. There can be no assurance that Amundi Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 15

Performance Update | 2/29/20	Class Y Shares

Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Short Term Income Fund during the periods shown, compared to that of the Bloomberg Barclays One- to Three-Year Government/Credit Index.

Average Annual Total Returns
(As of February 29, 2020)

		Bloomberg
		Barclays
	Net	One- to
	Asset	Three-Year
	Value	Government/
Period	(NAV)	Credit Index
10 years	2.56%	1.58%
5 years	2.38	1.88
1 year	5.21	4.88

Expense Ratio
(Per prospectus dated December 31, 2019)

Gross	Net
0.59%	0.46%

Call 1-800-225-6292 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2021 for Class Y shares. There can be no assurance that Amundi Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
16 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Comparing Ongoing Fund Expenses
As a shareowner in the Fund, you incur two types of costs:
(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2) transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)   Divide your account value by $1,000
       Example: an $8,600 account value ÷ $1,000 = 8.6
(2)   Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund
Based on actual returns from September 1, 2019 through February 29, 2020.

Share Class	A	C	C2	K	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Value on 9/1/19
Ending Account	$1,018.40	$1,016.20	$1,016.10	$1,020.10	$1,020.20
Value (after expenses)
on 2/29/20
Expenses Paid	$3.96	$5.11	$5.06	$2.31	$2.31
During Period*

*  Expenses are equal to the Fund’s annualized expense ratio of 0.79%, 1.02%, 1.01%, 0.46%, and 0.46% for Class A, Class C, Class C2, Class K and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366, (to reflect the partial year period).
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 17

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2019 through February 29, 2020.

Share Class	A	C	C2	K	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Value on 9/1/19
Ending Account	$1,020.93	$1,019.79	$1,019.84	$1,022.58	$1,022.58
Value (after expenses)
on 2/29/20
Expenses Paid	$3.97	$5.12	$5.07	$2.31	$2.31
During Period*

*  Expenses are equal to the Fund’s annualized expense ratio of 0.79%, 1.02%, 1.01%, 0.46%, and 0.46% for Class A, Class C, Class C2, Class K and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366, (to reflect the partial year period).
18 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Schedule of Investments | 2/29/20 (unaudited)

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS — 98.9%
	ASSET BACKED SECURITIES — 32.1% of Net Assets
148,025(a)	321 Henderson Receivables I LLC, Series 2005-1A,
	Class A1, 1.888% (1 Month USD LIBOR +
	23 bps), 11/15/40 (144A)	$ 143,936
231,501(a)	321 Henderson Receivables I LLC, Series 2006-2A,
	Class A1, 1.858% (1 Month USD LIBOR +
	20 bps), 6/15/41 (144A)	226,529
221,791(a)	321 Henderson Receivables I LLC, Series 2007-1A,
	Class A1, 1.858% (1 Month USD LIBOR +
	20 bps), 3/15/42 (144A)	213,051
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D,
	4.523%, 8/15/40 (144A)	1,459,515
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,531,744
1,307,078	Access Point Funding I LLC, Series 2017-A, Class B,
	3.97%, 4/15/29 (144A)	1,312,816
84,765(a)	ACE Securities Corp. Home Equity Loan Trust, Series
	2005-WF1, Class M2, 2.287% (1 Month USD LIBOR +
	66 bps), 5/25/35	85,893
1,500,000	American Credit Acceptance Receivables Trust, Series 2019-2,
	Class E, 4.29%, 6/12/25 (144A)	1,538,997
1,500,000	Americredit Automobile Receivables Trust, Series 2018-2,
	Class D, 4.01%, 7/18/24	1,588,973
250,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A,
	Class D, 3.98%, 4/22/24 (144A)	255,587
496,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A,
	Class E, 5.36%, 4/22/24 (144A)	507,896
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A,
	Class D, 4.45%, 6/20/23 (144A)	523,162
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A,
	Class E, 5.45%, 11/20/23 (144A)	417,972
1,500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A,
	Class B, 2.8%, 3/20/25 (144A)	1,544,199
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A,
	Class E, 4.47%, 3/20/25 (144A)	515,542
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%,
	7/16/40 (144A)	1,568,509
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1,
	Class B, 3.37%, 6/15/25 (144A)	1,017,140
1,100,000	Ascentium Equipment Receivables Trust, Series 2018-1A,
	Class E, 5.36%, 3/10/25 (144A)	1,160,565
2,100,000	Ascentium Equipment Receivables Trust, Series 2019-1A,
	Class C, 3.18%, 5/12/25 (144A)	2,194,102
4,159(a)	Asset Backed Securities Corp. Home Equity Loan Trust,
	Series 2006-HE1, Class A3, 1.827% (1 Month USD LIBOR +
	20 bps), 1/25/36	4,154
2,250,000	Avant Loans Funding Trust , Series 2019-B, Class B,
	3.15%, 10/15/26 (144A)	2,274,040

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 19

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Avid Automobile Receivables Trust, Series 2019-1,
	Class C, 3.14%, 7/15/26 (144A)	$ 1,022,573
983,480	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1,
	Class A, 4.0%, 4/28/55 (144A)	1,008,935
1,676,139	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A,
	Class B, 3.78%, 9/26/33 (144A)	1,735,783
1,308,857	BXG Receivables Note Trust, Series 2018-A, Class C,
	4.44%, 2/2/34 (144A)	1,371,533
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C,
	3.36%, 6/17/24 (144A)	2,538,348
2,000,000	Carvana Auto Receivables Trust, Series 2019-2A, Class B,
	2.74%, 12/15/23 (144A)	2,034,592
1,500,000	Carvana Auto Receivables Trust, Series 2019-3A, Class C,
	2.71%, 10/15/24 (144A)	1,527,346
1,000,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E,
	4.7%, 10/15/26 (144A)	1,030,088
981,412(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.0%,
	11/25/44 (144A)	997,379
481,638	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B,
	3.984%, 7/15/30 (144A)	488,235
172,549(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A,
	2.247% (1 Month USD LIBOR + 62 bps), 1/25/33	171,571
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 2.167%
	(1 Month USD LIBOR + 54 bps), 4/25/33	61,020
88,508(c)	Chase Funding Trust, Series 2003-6, Class 1A7,
	5.017%, 11/25/34	93,301
62,500(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 2.693%
	(3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	62,513
1,958	CIG Auto Receivables Trust, Series 2017-1A, Class A,
	2.71%, 5/15/23 (144A)	1,962
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C,
	3.82%, 8/15/24 (144A)	1,808,775
11,163	Colony American Finance, Ltd., Series 2015-1, Class A,
	2.896%, 10/15/47 (144A)	11,157
400,000(c)	Colony American Finance, Ltd., Series 2016-1, Class D,
	5.972%, 6/15/48 (144A)	409,682
68,759	Commonbond Student Loan Trust, Series 2017-BGS, Class C,
	4.44%, 9/25/42 (144A)	70,933
111,278	Conn’s Receivables Funding LLC, Series 2018-A, Class B,
	4.65%, 1/15/23 (144A)	112,094
1,000,000	Conn’s Receivables Funding LLC, Series 2019-A, Class B,
	4.36%, 10/16/23 (144A)	1,011,362
500,000	Conn’s Receivables Funding LLC, Series 2019-A, Class C,
	5.29%, 10/16/23 (144A)	505,807
202,447(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C,
	Class MV1, 3.158% (1 Month USD LIBOR +
	150 bps), 5/15/32	201,928

The accompanying notes are an integral part of these financial statements.
20 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Consumer Loan Underlying Bond Club Certificate Issuer
	Trust I, Series 2019-HP1, Class B, 3.48%, 12/15/26 (144A)	$ 2,041,883
1,500,000	Consumer Loan Underlying Bond CLUB Credit Trust, Series
	2020-P1, Class B, 2.92%, 3/15/28 (144A)	1,516,020
2,000,000	Continental Credit Card ABS LLC, Series 2019-1A,
	Class A, 3.83%, 8/15/26 (144A)	2,038,667
1,000,000	Continental Credit Card ABS LLC, Series 2019-1A,
	Class C, 6.16%, 8/15/26 (144A)	1,035,818
325,611(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3,
	Class A2, 2.727% (1 Month USD LIBOR +
	110 bps), 9/25/34 (144A)	323,584
36,320(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1,
	Class M4, 2.527% (1 Month USD LIBOR +
	90 bps), 5/25/35	36,327
1,215,300	Diamond Resorts Owner Trust, Series 2019-1A, Class B,
	3.53%, 2/20/32 (144A)	1,243,534
405,100	Diamond Resorts Owner Trust, Series 2019-1A, Class D,
	5.25%, 2/20/32 (144A)	414,464
38,947(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1,
	3.427% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	39,550
2,000,000	Drive Auto Receivables Trust, Series 2019-1, Class D,
	4.09%, 6/15/26	2,071,902
1,050,000	Drive Auto Receivables Trust, Series 2019-2, Class D,
	3.69%, 8/17/26	1,084,702
21,496	Drug Royalty III LP 1, Series 2016-1A, Class A, 3.979%,
	4/15/27 (144A)	21,565
301,350(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.331%
	(3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	302,770
1,063,588	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%,
	4/15/27 (144A)	1,069,413
563,925	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%,
	10/15/31 (144A)	585,519
44,321(a)	Earnest Student Loan Program LLC, Series 2017-A,
	Class A1, 2.627% (1 Month USD LIBOR +
	100 bps), 1/25/41 (144A)	44,390
1,500,000(a)	Elevation CLO, Ltd., Series 2015-4A, Class CR, 4.019%
	(3 Month USD LIBOR + 220 bps), 4/18/27 (144A)	1,500,481
94,467	Elm Trust, Series 2016-1A, Class A2, 4.163%,
	6/20/25 (144A)	95,021
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%,
	10/20/27 (144A)	1,543,676
500,000	Engs Commercial Finance Trust, Series 2016-1A, Class B,
	3.45%, 3/22/22 (144A)	503,366
1,000,000	Exeter Automobile Receivables Trust, Series 2019-2A,
	Class C, 3.3%, 3/15/24 (144A)	1,024,100
1,100,000	Exeter Automobile Receivables Trust, Series 2020-1A,
	Class C, 2.49%, 1/15/25 (144A)	1,118,930

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 21

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Fair Square Issuance Trust, Series 2020-AA, Class A,
	2.9%, 9/20/24 (144A)	$ 2,019,035
1,500,000	Fair Square Issuance Trust, Series 2020-AA, Class C,
	5.4%, 9/20/24 (144A)	1,514,096
282,218	FCI Funding LLC, Series 2019-1A, Class B, 0.0%,
	2/18/31 (144A)	283,928
376,000(b)	Finance of America Structured Securities Trust, Series
	2019-HB1, Class M2, 3.676%, 4/25/29 (144A)	377,747
1,475,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 2.977% (1 Month
	USD LIBOR + 135 bps), 11/16/35 (144A)	1,476,378
500,000(a)	Fortress Credit Opportunities VI CLO Ltd., Series 2015-6A,
	Class A1TR, 3.194% (3 Month USD LIBOR +
	136 bps), 7/10/30 (144A)	495,464
1,000,000(a)	Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A,
	Class A1T, 3.242% (3 Month USD LIBOR +
	155 bps), 11/15/29 (144A)	995,048
500,000	Four Seas LP, Series 2017-1A, Class A1, 4.95%,
	8/28/27 (144A)	502,244
500,000	Foursight Capital Automobile Receivables Trust, Series
	2018-2, Class E, 5.5%, 10/15/24 (144A)	528,609
1,000,000	Foursight Capital Automobile Receivables Trust, Series
	2019-1, Class D, 3.27%, 6/16/25 (144A)	1,038,135
2,000,000	Foursight Capital Automobile Receivables Trust, Series
	2020-1, Class B, 2.27%, 2/18/25 (144A)	2,021,140
122,535(a)	Freddie Mac Structured Pass-Through Certificates, Series
	T-20, Class A7, 1.777% (1 Month USD LIBOR +
	15 bps), 12/25/29	120,392
1,000,000	FREED ABS Trust, Series 2019-1, Class B, 3.87%,
	6/18/26 (144A)	1,020,253
550,000	FREED ABS Trust, Series 2020-FP1, Class A, 2.52%,
	3/18/27 (144A)	551,887
131,000(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1,
	1.857% (1 Month USD LIBOR + 23 bps), 1/25/36	130,865
1,150,000	Genesis Sales Finance Master Trust, Series 2019-AA,
	Class A, 4.68%, 8/20/23 (144A)	1,174,530
1,805,000	GLS Auto Receivables Issuer Trust, Series 2018-3A,
	Class B, 3.78%, 8/15/23 (144A)	1,843,315
1,500,000	GLS Auto Receivables Issuer Trust, Series 2019-1A,
	Class C, 3.87%, 12/16/24 (144A)	1,556,956
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A,
	Class B, 2.72%, 6/17/24 (144A)	2,035,318
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A,
	Class C, 2.96%, 5/15/25 (144A)	2,047,317
3,174(c)	GMAT Trust, Series 2013-1A, Class A, 6.967%,
	11/25/43 (144A)	3,175

The accompanying notes are an integral part of these financial statements.
22 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
236,269(b)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%,
	3/17/31 (144A)	$ 236,905
166,095(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 2.057%
	(1 Month USD LIBOR + 43 bps), 6/25/35	167,126
12,857(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1,
	1.927% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	12,817
435,000	Hercules Capital Funding Trust, Series 2018-1A, Class A,
	4.605%, 11/22/27 (144A)	441,763
49,670	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%,
	9/21/42 (144A)	49,658
400,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class C,
	3.77%, 5/10/32 (144A)	407,813
89,718	Hilton Grand Vacations Trust, Series 2014-AA, Class B,
	2.07%, 11/25/26 (144A)	89,579
1,335,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%,
	8/20/44 (144A)	1,342,730
500,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%,
	8/20/44 (144A)	521,785
2,950,000(a)	Home Partners of America Trust, Series 2018-1, Class E,
	3.509% (1 Month USD LIBOR + 185 bps), 7/17/37 (144A)	2,927,853
1,750,000	Horizon Funding, Series 2019-1A, Class A1, 4.21%,
	9/15/27 (144A)	1,749,854
700,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.658%
	(1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	700,000
50,047(a)	Interstar Millennium Trust, Series 2003-3G, Class A2,
	2.447% (3 Month USD LIBOR + 50 bps), 9/27/35	48,799
1,797,363(a)	Invitation Homes Trust, Series 2017-SFR2, Class D,
	3.459% (1 Month USD LIBOR + 180 bps),
	12/17/36 (144A)	1,787,701
1,759,759(a)	Invitation Homes Trust, Series 2018-SFR1, Class E,
	3.659% (1 Month USD LIBOR + 200 bps),
	3/17/37 (144A)	1,761,417
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR2, Class E,
	3.659% (1 Month USD LIBOR + 200 bps),
	6/17/37 (144A)	1,791,141
1,800,000(a)	Invitation Homes Trust, Series 2018-SFR3, Class E,
	3.659% (1 Month USD LIBOR + 200 bps),
	7/17/37 (144A)	1,791,015
1,130,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E,
	3.609% (1 Month USD LIBOR + 195 bps),
	1/17/38 (144A)	1,133,074
1,500,000	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84%,
	1/17/27 (144A)	1,501,364
1,000,000	Kabbage Funding LLC, Series 2019-1, Class A, 3.825%,
	3/15/24 (144A)	1,019,795
2,000,000	Kabbage Funding LLC, Series 2019-1, Class B, 4.071%,
	3/15/24 (144A)	2,027,096

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 23

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
1,500,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%,
	3/15/24 (144A)	$ 1,520,652
2,000,000	Lendingpoint Asset Securitization Trust, Series 2019-1,
	Class B, 3.613%, 8/15/25 (144A)	2,023,120
1,500,000	LL ABS Trust, Series 2019-1A, Class B, 3.52%,
	3/15/27 (144A)	1,520,383
1,000,000(a)	M360 LLC, Series 2019-CRE2, Class A, 3.058% (1 Month
	USD LIBOR + 140 bps), 9/15/34 (144A)	999,881
1,000,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 2.808%
	(1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	1,000,630
1,000,000	Marlette Funding Trust, Series 2018-3A, Class B, 3.86%,
	9/15/28 (144A)	1,013,438
1,000,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%,
	4/16/29 (144A)	1,035,785
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%,
	7/16/29 (144A)	1,185,181
2,000,000	Marlette Funding Trust, Series 2020-1A, Class B, 2.38%,
	3/15/30 (144A)	2,025,760
1,500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%,
	9/20/40 (144A)	1,518,776
500,000	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%,
	9/20/40 (144A)	508,418
1,082,306	MVW Owner Trust, Series 2019-1A, Class A, 2.89%,
	11/20/36 (144A)	1,124,934
2,000,000(b)	Nationstar HECM Loan Trust, Series 2018-3A, Class M3,
	4.353%, 11/25/28 (144A)	2,032,660
652,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M1,
	2.664%, 6/25/29 (144A)	657,480
1,000,000(b)	Nationstar HECM Loan Trust, Series 2019-1A, Class M3,
	3.276%, 6/25/29 (144A)	1,015,013
1,000,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series
	2018-1, Class C, 2.677% (1 Month USD LIBOR +
	105 bps), 9/25/23 (144A)	1,001,169
24,020(b)	New Century Home Equity Loan Trust, Series 2004-A,
	Class AII9, 5.47%, 8/25/34	24,561
370,637(a)	Newtek Small Business Loan Trust, Series 2017-1,
	Class B, 4.627% (1 Month USD LIBOR +
	300 bps), 2/15/43 (144A)	375,140
2,000,000	NFAS LLC, Series 2019-1, Class A, 4.172%, 8/15/24 (144A)	2,046,763
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%,
	8/17/26 (144A)	1,522,028
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%,
	8/17/26 (144A)	1,020,028
265,845(a)	NovaStar Mortgage Funding Trust, Series 2003-1,
	Class A2, 2.407% (1 Month USD LIBOR +
	78 bps), 5/25/33	266,156

The accompanying notes are an integral part of these financial statements.
24 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3,
	Class M4, 3.202% (1 Month USD LIBOR +
	158 bps), 12/25/34	$ 567,027
339,896(a)	NovaStar Mortgage Funding Trust, Series 2005-3,
	Class M1, 2.302% (1 Month USD LIBOR +
	68 bps), 1/25/36	339,676
3,000,000	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	3,008,411
1,000,000	Ocwen Master Advance Receivables Trust, Series 2019-T1,
	Class DT1, 3.107%, 8/15/50 (144A)	1,002,364
60,813(b)	Orange Lake Timeshare Trust, Series 2014-AA, Class B,
	3.03%, 7/9/29 (144A)	60,799
1,118,022	Orange Lake Timeshare Trust, Series 2019-A, Class A,
	3.06%, 4/9/38 (144A)	1,152,158
1,304,369	Orange Lake Timeshare Trust, Series 2019-A, Class D,
	4.93%, 4/9/38 (144A)	1,356,360
1,500,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class A1L, 3.636%
	(3 Month USD LIBOR + 175 bps), 1/20/31 (144A)	1,499,937
1,700,000	Oxford Finance Funding LLC, Series 2019-1A, Class B,
	5.438%, 2/15/27 (144A)	1,753,963
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A,
	Class A2, 2.881% (3 Month USD LIBOR +
	105 bps), 4/15/26 (144A)	494,152
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A,
	Class B, 0.0% (3 Month USD LIBOR +
	190 bps), 2/20/28 (144A)	499,000
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A,
	Class B, 5.21%, 5/15/24 (144A)	1,554,626
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%,
	7/20/25 (144A)	1,005,000
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%,
	7/20/25 (144A)	1,005,000
1,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A,
	4.277% (1 Month USD LIBOR + 265 bps), 8/25/25
	(144A)	1,253,960
1,355,000	Prestige Auto Receivables Trust, Series 2017-1A,
	Class D, 3.61%, 10/16/23 (144A)	1,386,482
300,000	Progress Residential Trust, Series 2017-SFR1, Class B,
	3.017%, 8/17/34 (144A)	304,369
333,000	Progress Residential Trust, Series 2017-SFR1, Class D,
	3.565%, 8/17/34 (144A)	339,030
2,250,000	Progress Residential Trust, Series 2017-SFR1, Class E,
	4.261%, 8/17/34 (144A)	2,306,426
2,175,000	Progress Residential Trust, Series 2018-SFR1, Class E,
	4.38%, 3/17/35 (144A)	2,219,643
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E,
	4.656%, 8/17/35 (144A)	1,851,257

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 25

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E,
	4.873%, 10/17/35 (144A)	$ 2,707,712
500,000	Purchasing Power Funding LLC, Series 2018-A, Class B,
	3.58%, 8/15/22 (144A)	500,251
407,243(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.127% (1 Month
	USD LIBOR + 50 bps), 7/25/35	407,983
938,371(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2,
	Class A, 4.22% (PRIME + -53 bps), 12/27/44 (144A)	936,913
1,500,000	Republic Finance Issuance Trust, Series 2019-A, Class B,
	3.93%, 11/22/27 (144A)	1,547,021
2,000,000(b)	RMF Buyout Issuance Trust, Series 2018-1, Class M3,
	4.448%, 11/25/28 (144A)	2,005,167
2,000,000	Santander Drive Auto Receivables Trust, Series 2018-2,
	Class E, 5.02%, 9/15/25	2,100,593
825,000	Santander Drive Auto Receivables Trust, Series 2018-4,
	Class D, 3.98%, 12/15/25	854,488
500,000	Santander Drive Auto Receivables Trust, Series 2018-5,
	Class D, 4.19%, 12/16/24	516,033
900,000	Santander Drive Auto Receivables Trust, Series 2019-1,
	Class C, 3.42%, 4/15/25	917,393
917,993	SCF Equipment Leasing LLC, Series 2019-1A, Class E,
	5.49%, 4/20/30 (144A)	929,615
2,000,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C,
	3.11%, 6/21/27 (144A)	2,070,976
2,000,000	Skopos Auto Receivables Trust, Series 2019-1A, Class C,
	3.63%, 9/16/24 (144A)	2,028,117
500,000	Skopos Auto Receivables Trust, Series 2019-1A, Class D,
	5.24%, 4/15/25 (144A)	508,690
1,500,000	Small Business Lending Trust, Series 2019-A, Class B,
	3.42%, 7/15/26 (144A)	1,516,883
400,000	Small Business Lending Trust, Series 2019-A, Class C,
	4.31%, 7/15/26 (144A)	405,323
850,000	Small Business Lending Trust, Series 2020-A, Class C,
	5.01%, 12/15/26 (144A)	867,806
37,074	Sofi Consumer Loan Program LLC, Series 2017-1, Class A,
	3.28%, 1/26/26 (144A)	37,251
35,171(a)	Sofi Professional Loan Program LLC, Series 2016-C,
	Class A1, 2.727% (1 Month USD LIBOR +
	110 bps), 10/27/36 (144A)	35,330
2,419,371	SpringCastle Funding Asset-Backed Notes, Series 2019-AA,
	Class A, 3.2%, 5/27/36 (144A)	2,477,164
500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B,
	2.829% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	499,436
1,719(c)	Structured Asset Securities Corp. Mortgage Loan Trust,
	Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	1,746

The accompanying notes are an integral part of these financial statements.
26 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
73,835	Structured Receivables Finance LLC, Series 2010-B,
	Class A, 3.73%, 8/15/36 (144A)	$ 75,602
129,315	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%,
	6/15/28 (144A)	129,720
41,234(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.007%
	(1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	41,258
400,000	Tidewater Auto Receivables Trust, Series 2018-AA,
	Class D, 4.3%, 11/15/24 (144A)	411,630
194,382	TLF National Tax Lien Trust, Series 2017-1A, Class B,
	3.84%, 12/15/29 (144A)	196,531
1,308,275(b)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12,
	2.75%, 11/25/60 (144A)	1,315,971
51,846(b)	Towd Point Mortgage Trust, Series 2015-3, Class A1B,
	3.0%, 3/25/54 (144A)	52,213
228,344(b)	Towd Point Mortgage Trust, Series 2016-1, Class A1,
	3.5%, 2/25/55 (144A)	232,593
228,287(b)	Towd Point Mortgage Trust, Series 2017-5, Class XA,
	3.5%, 2/25/57 (144A)	228,004
1,504,473(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1,
	4.0%, 10/25/58 (144A)	1,523,547
580,566(b)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA,
	5.0%, 10/25/58 (144A)	582,445
1,212,653	Towd Point Mortgage Trust, Series 2019-HY3, Class XA,
	4.5%, 10/25/59 (144A)	1,215,130
947,529(b)	Towd Point Mortgage Trust, Series 2019-SJ1, Class A1,
	3.75%, 11/25/58 (144A)	958,144
1,427,962(b)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA,
	4.5%, 11/25/59 (144A)	1,432,246
1,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A,
	Class B, 3.359% (1 Month USD LIBOR +
	170 bps), 12/15/20 (144A)	1,000,967
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A,
	Class B, 4.29%, 3/15/22 (144A)	1,285,751
690,000	Tricon American Homes Trust, Series 2016-SFR1, Class E,
	4.878%, 11/17/33 (144A)	700,541
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 3.758% (1
	Month USD LIBOR + 210 bps), 9/15/34 (144A)	1,602,010
600,000	United Auto Credit Securitization Trust, Series 2018-2,
	Class F, 6.82%, 6/10/25 (144A)	616,568
1,500,000	United Auto Credit Securitization Trust, Series 2019-1,
	Class D, 3.47%, 8/12/24 (144A)	1,525,286
981,837	Upstart Pass-Through Trust, Series 2020-ST1, Class A,
	3.75%, 2/20/28 (144A)	992,656
2,000,000	Upstart Pass-Through Trust, Series 2020-ST2, Class A,
	3.5%, 3/20/28 (144A)	2,000,000

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 27

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Asset Backed Securities — (continued)
2,000,000	Upstart Securitization Trust, Series 2019-2, Class B,
	3.734%, 9/20/29 (144A)	$ 2,048,903
2,500,000	Upstart Securitization Trust, Series 2019-3, Class B,
	3.829%, 1/21/30 (144A)	2,556,088
2,000,000	Upstart Securitization Trust, Series 2020-1, Class B,
	3.093%, 4/22/30 (144A)	2,024,528
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C,
	4.899%, 4/22/30 (144A)	1,522,557
1,000,000	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%,
	12/15/22 (144A)	1,018,162
2,000,000	Veros Automobile Receivables Trust, Series 2018-1,
	Class C, 4.65%, 2/15/24 (144A)	2,049,427
75,429	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%,
	3/15/29 (144A)	75,441
1,797,374	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%,
	6/15/38 (144A)	1,846,155
2,500,000	Westlake Automobile Receivables Trust, Series 2017-1A,
	Class E, 5.05%, 8/15/24 (144A)	2,535,848
350,000	Westlake Automobile Receivables Trust, Series 2018-2A,
	Class E, 4.86%, 1/16/24 (144A)	366,661
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A,
	Class D, 4.0%, 10/16/23 (144A)	2,588,084
605,000	Westlake Automobile Receivables Trust, Series 2018-3A,
	Class E, 4.9%, 12/15/23 (144A)	630,995
500,000	Westlake Automobile Receivables Trust, Series 2019-2A,
	Class B, 2.62%, 7/15/24 (144A)	506,947
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A,
	Class E, 4.02%, 4/15/25 (144A)	1,025,426
1,500,000	Westlake Automobile Receivables Trust, Series 2019-3A,
	Class E, 3.59%, 3/17/25 (144A)	1,540,165
235,688	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%,
	3/15/26 (144A)	235,872
	TOTAL ASSET BACKED SECURITIES
	(Cost $212,456,107)	$216,221,597
	COLLATERALIZED MORTGAGE OBLIGATIONS —
	17.6% of Net Assets
4,435(a)	Alternative Loan Trust, Series 2003-14T1, Class A9,
	2.077% (1 Month USD LIBOR + 45 bps), 8/25/18	$ 4,435
19,526(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.207%
	(1 Month USD LIBOR + 58 bps), 5/25/34	19,632
1,199,204(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class A1,
	3.92%, 11/25/48 (144A)	1,222,114
600,000(b)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1,
	4.5%, 11/25/48 (144A)	622,411
265,071(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1,
	2.227% (1 Month USD LIBOR + 60 bps), 6/25/34	266,954

The accompanying notes are an integral part of these financial statements.
28 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
79,360(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1,
	2.327% (1 Month USD LIBOR + 70 bps), 1/25/35	$ 79,513
28,263(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2,
	2.467% (1 Month USD LIBOR + 84 bps), 1/25/35	28,306
110,445(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4,
	2.467% (1 Month USD LIBOR + 84 bps), 1/25/35	110,928
586,498(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1,
	2.167% (1 Month USD LIBOR + 54 bps), 8/25/35	593,530
26,068(b)	Bear Stearns Mortgage Securities, Inc., Series 1997-6,
	Class 3B1, 3.992%, 6/25/30	26,727
291,431(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.327%
	(1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	291,880
1,500,000(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 4.977%
	(1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,529,655
1,344,306(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.227%
	(1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	1,345,538
1,594,635(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1B, 2.977%
	(1 Month USD LIBOR + 135 bps), 8/25/28 (144A)	1,598,221
1,881,839(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.477%
	(1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,889,771
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.377%
	(1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	799,918
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.327%
	(1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,004,499
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 4.127%
	(1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	2,009,006
1,332,532(c)	Bunker Hill Loan Depositary Trust, Series 2019-3,
	Class A3, 3.135%, 11/25/59 (144A)	1,346,493
2,369,368(b)	Cascade Funding Mortgage Trust, Series 2018-RM2,
	Class D, 4.0%, 10/25/68 (144A)	2,360,426
128,692	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%,
	3/25/32 (144A)	130,492
67,085(b)	CHL Mortgage Pass-Through Trust, Series 2004-14,
	Class 4A1, 3.791%, 8/25/34	66,719
6,199	Citicorp Mortgage Securities REMIC Pass-Through Certificates
	Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	6,366
7,491	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3,
	Class A1, 7.0%, 9/25/33	7,494
1,000,000(b)	COLT Mortgage Loan Trust, Series 2018-3, Class M2,
	4.583%, 10/26/48 (144A)	1,014,115
897,973(b)	COLT Mortgage Loan Trust, Series 2019-1, Class A3,
	4.012%, 3/25/49 (144A)	911,138
2,486,313(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1,
	Class M2, 3.811% (1 Month USD LIBOR +
	215 bps), 11/25/39 (144A)	2,498,825
145,914	Credit Suisse First Boston Mortgage Securities Corp., Series
	2002-10, Class 2A1, 7.5%, 5/25/32	151,618

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 29

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
6,938	Credit Suisse First Boston Mortgage Securities Corp., Series
	2005-C2, Class AMFX, 4.877%, 4/15/37	$ 6,861
2,328	CSFB Mortgage-Backed Trust, Series 2004-7, Class 6A1,
	5.25%, 10/25/19	2,336
1,520,339(b)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%,
	7/25/58 (144A)	1,599,302
3,000,000(b)	CSMC Trust, Series 2020-AFC1, Class A2, 2.463%,
	2/25/50 (144A)	3,028,562
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A,
	Class B1, 5.007%, 8/25/58 (144A)	1,280,239
1,330,096(b)	Deephaven Residential Mortgage Trust, Series 2018-4A,
	Class A1, 4.08%, 10/25/58 (144A)	1,348,477
1,000,000(b)	Deephaven Residential Mortgage Trust, Series 2019-3A,
	Class B1, 4.258%, 7/25/59 (144A)	1,020,890
948,619(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.327% (1 Month
	USD LIBOR + 170 bps), 11/25/28 (144A)	949,767
1,620,000(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.427%
	(1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,623,842
336,948(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A,
	4.572%, 7/25/43	355,634
78,963(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315,
	Class FW, 2.209% (1 Month USD LIBOR +
	55 bps), 4/15/27	79,426
208,840(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334,
	Class FA, 2.159% (1 Month USD LIBOR +
	50 bps), 7/15/31	209,210
76,064(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391,
	Class FJ, 2.159% (1 Month USD LIBOR +
	50 bps), 4/15/28	76,268
478(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2437,
	Class FD, 1.859% (1 Month USD LIBOR +
	20 bps), 10/15/20	478
59,651(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439,
	Class F, 2.659% (1 Month USD LIBOR +
	100 bps), 3/15/32	60,875
100,183(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470,
	Class AF, 2.659% (1 Month USD LIBOR +
	100 bps), 3/15/32	102,266
84,597(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489,
	Class FA, 2.659% (1 Month USD LIBOR +
	100 bps), 2/15/32	86,341
131,376(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498,
	Class FL, 2.229% (1 Month USD LIBOR +
	57 bps), 3/15/32	131,986
4,229	Federal Home Loan Mortgage Corp. REMICS, Series 2776,
	Class QP, 4.0%, 1/15/34	4,228

The accompanying notes are an integral part of these financial statements.
30 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
65,659(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916,
	Class NF, 1.909% (1 Month USD LIBOR +
	25 bps), 1/15/35	$ 65,258
26,563(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042,
	Class PF, 1.909% (1 Month USD LIBOR +
	25 bps), 8/15/35	26,407
18,395(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102,
	Class FG, 1.959% (1 Month USD LIBOR +
	30 bps), 1/15/36	18,246
73,621(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117,
	Class FE, 1.959% (1 Month USD LIBOR +
	30 bps), 2/15/36	73,087
38,645(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173,
	Class FC, 2.079% (1 Month USD LIBOR +
	42 bps), 6/15/36	38,771
77,907(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181,
	Class HF, 2.159% (1 Month USD LIBOR +
	50 bps), 7/15/36	78,070
25,467(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235,
	Class FX, 1.979% (1 Month USD LIBOR +
	32 bps), 11/15/36	25,328
65,239(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239,
	Class EF, 2.009% (1 Month USD LIBOR +
	35 bps), 11/15/36	64,970
31,834(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239,
	Class FB, 2.009% (1 Month USD LIBOR +
	35 bps), 11/15/36	31,704
100,433(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373,
	Class FB, 2.239% (1 Month USD LIBOR +
	58 bps), 10/15/37	100,973
154,389(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386,
	Class FB, 2.034% (1 Month USD LIBOR +
	38 bps), 11/15/37	153,871
38,802	Federal Home Loan Mortgage Corp. REMICS, Series 3416,
	Class BJ, 4.0%, 2/15/23	39,552
76,288(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610,
	Class FA, 2.359% (1 Month USD LIBOR +
	70 bps), 12/15/39	77,431
586,897	Federal Home Loan Mortgage Corp. REMICS, Series 3614,
	Class QB, 4.0%, 12/15/24	613,141
401,729	Federal Home Loan Mortgage Corp. REMICS, Series 3693,
	Class BD, 3.0%, 7/15/25	413,961
24,691	Federal Home Loan Mortgage Corp. REMICS, Series 3706,
	Class C, 2.0%, 8/15/20	24,692
8,312	Federal Home Loan Mortgage Corp. REMICS, Series 3722,
	Class AK, 1.75%, 9/15/20	8,298

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 31

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
52,675(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745,
	Class FB, 1.909% (1 Month USD LIBOR +
	25 bps), 8/15/25	$ 52,689
10,967	Federal Home Loan Mortgage Corp. REMICS, Series 3760,
	Class KH, 2.0%, 11/15/20	10,966
16,694(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767,
	Class JF, 1.959% (1 Month USD LIBOR +
	30 bps), 2/15/39	16,706
97,002	Federal Home Loan Mortgage Corp. REMICS, Series 3779,
	Class KJ, 2.75%, 11/15/25	99,213
29,451(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784,
	Class F, 2.059% (1 Month USD LIBOR +
	40 bps), 7/15/23	29,438
88,539(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807,
	Class FM, 2.159% (1 Month USD LIBOR +
	50 bps), 2/15/41	88,990
115,065(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850,
	Class FC, 2.079% (1 Month USD LIBOR +
	42 bps), 4/15/41	115,332
160,363(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867,
	Class PF, 2.059% (1 Month USD LIBOR +
	40 bps), 3/15/41	160,837
27,910(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868,
	Class FA, 2.059% (1 Month USD LIBOR +
	40 bps), 5/15/41	27,855
29,309(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914,
	Class LF, 1.859% (1 Month USD LIBOR +
	20 bps), 8/15/26	29,358
43,945(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3919,
	Class AF, 2.009% (1 Month USD LIBOR +
	35 bps), 3/15/30	43,999
765,644	Federal Home Loan Mortgage Corp. REMICS, Series 3937,
	Class PA, 4.0%, 8/15/39	796,837
61,503	Federal Home Loan Mortgage Corp. REMICS, Series 3953,
	Class CD, 3.0%, 1/15/30	62,224
37,109(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960,
	Class FB, 1.959% (1 Month USD LIBOR +
	30 bps), 2/15/30	37,131
60,617(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970,
	Class GF, 1.959% (1 Month USD LIBOR +
	30 bps), 9/15/26	60,801
162,077	Federal Home Loan Mortgage Corp. REMICS, Series 3976,
	Class A, 3.5%, 8/15/29	163,502
60,194(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002,
	Class YF, 2.209% (1 Month USD LIBOR +
	55 bps), 2/15/42	60,243
72,541	Federal Home Loan Mortgage Corp. REMICS, Series 4016,
	Class AB, 2.0%, 9/15/25	72,636

The accompanying notes are an integral part of these financial statements.
32 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
278,754	Federal Home Loan Mortgage Corp. REMICS, Series 4018,
	Class AL, 2.0%, 3/15/27	$ 282,590
121,535	Federal Home Loan Mortgage Corp. REMICS, Series 4366,
	Class VA, 3.0%, 12/15/25	126,670
729,203	Federal Home Loan Mortgage Corp. REMICS, Series 4444,
	Class CD, 3.0%, 8/15/39	749,399
42,979(a)	Federal Home Loan Mortgage Corp. Strips, Series 237,
	Class F14, 2.059% (1 Month USD LIBOR +
	40 bps), 5/15/36	42,928
94,006(a)	Federal Home Loan Mortgage Corp. Strips, Series 239,
	Class F30, 1.959% (1 Month USD LIBOR +
	30 bps), 8/15/36	93,400
36,622(a)	Federal Home Loan Mortgage Corp. Strips, Series 244,
	Class F22, 2.009% (1 Month USD LIBOR +
	35 bps), 12/15/36	36,686
59,602(b)	Federal Home Loan Mortgage Corp. Whole Loan Securities
	Trust, Series 2015-SC02, Class M1, 3.669%, 9/25/45	59,518
1,500,000(a)	Federal National Mortgage Association Connecticut Avenue
	Securities, Series 2017-C01, Class 1M2, 5.177%
	(1 Month USD LIBOR + 355 bps), 7/25/29	1,572,268
14,321(a)	Federal National Mortgage Association REMICS, Series
	1992-162, Class FB, 1.46% (5 Year CMT Index -
	5 bps), 9/25/22	14,288
40,441(a)	Federal National Mortgage Association REMICS, Series
	1994-40, Class FC, 2.127% (1 Month USD LIBOR +
	50 bps), 3/25/24	40,781
34,453	Federal National Mortgage Association REMICS, Series
	1999-25, Class Z, 6.0%, 6/25/29	39,178
41,140(a)	Federal National Mortgage Association REMICS, Series
	2001-72, Class FB, 2.527% (1 Month USD LIBOR +
	90 bps), 12/25/31	41,790
23,065(a)	Federal National Mortgage Association REMICS, Series
	2001-81, Class FL, 2.309% (1 Month USD LIBOR +
	65 bps), 1/18/32	23,210
148,987(a)	Federal National Mortgage Association REMICS, Series
	2002-75, Class FD, 2.659% (1 Month USD LIBOR +
	100 bps), 11/18/32	152,086
111,010(a)	Federal National Mortgage Association REMICS, Series
	2002-77, Class WF, 2.059% (1 Month USD LIBOR +
	40 bps), 12/18/32	110,790
30,130(a)	Federal National Mortgage Association REMICS, Series
	2002-93, Class FH, 2.127% (1 Month USD LIBOR +
	50 bps), 1/25/33	30,191
64,478(a)	Federal National Mortgage Association REMICS, Series 2003-8,
	Class FJ, 1.977% (1 Month USD LIBOR +
	35 bps), 2/25/33	64,560

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 33

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
40,023(a)	Federal National Mortgage Association REMICS, Series
	2003-42, Class JF, 2.127% (1 Month USD LIBOR +
	50 bps), 5/25/33	$ 40,107
126,357(a)	Federal National Mortgage Association REMICS, Series
	2003-63, Class F1, 1.927% (1 Month USD LIBOR +
	30 bps), 11/25/27	126,358
140,429(a)	Federal National Mortgage Association REMICS, Series
	2004-14, Class F, 2.061% (1 Month USD LIBOR +
	40 bps), 3/25/34	140,004
18,731(a)	Federal National Mortgage Association REMICS, Series
	2004-25, Class FA, 2.027% (1 Month USD LIBOR +
	40 bps), 4/25/34	18,691
59,623(a)	Federal National Mortgage Association REMICS, Series
	2004-28, Class PF, 2.027% (1 Month USD LIBOR +
	40 bps), 3/25/34	59,541
44,253(a)	Federal National Mortgage Association REMICS, Series
	2004-52, Class FW, 2.027% (1 Month USD LIBOR +
	40 bps), 7/25/34	44,151
136,110(a)	Federal National Mortgage Association REMICS, Series
	2005-69, Class AF, 1.927% (1 Month USD LIBOR +
	30 bps), 8/25/35	135,700
62,380(a)	Federal National Mortgage Association REMICS, Series
	2005-83, Class KT, 1.927% (1 Month USD LIBOR +
	30 bps), 10/25/35	61,988
67,211(a)	Federal National Mortgage Association REMICS, Series
	2005-83, Class LF, 1.937% (1 Month USD LIBOR +
	31 bps), 2/25/35	67,208
5,136(a)	Federal National Mortgage Association REMICS, Series
	2005-120, Class UF, 1.977% (1 Month USD LIBOR +
	35 bps), 3/25/35	5,138
32,790(a)	Federal National Mortgage Association REMICS, Series
	2006-33, Class FH, 1.977% (1 Month USD LIBOR +
	35 bps), 5/25/36	32,764
70,873(a)	Federal National Mortgage Association REMICS, Series
	2006-42, Class CF, 2.077% (1 Month USD LIBOR +
	45 bps), 6/25/36	70,873
91,038(a)	Federal National Mortgage Association REMICS, Series
	2006-49, Class PF, 1.877% (1 Month USD LIBOR +
	25 bps), 4/25/36	90,518
52,659(a)	Federal National Mortgage Association REMICS, Series
	2006-81, Class FA, 1.977% (1 Month USD LIBOR +
	35 bps), 9/25/36	52,435
21,631(a)	Federal National Mortgage Association REMICS, Series
	2006-82, Class F, 2.197% (1 Month USD LIBOR +
	57 bps), 9/25/36	21,740
123,973(a)	Federal National Mortgage Association REMICS, Series
	2006-93, Class FN, 2.027% (1 Month USD LIBOR +
	40 bps), 10/25/36	124,150

The accompanying notes are an integral part of these financial statements.
34 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
32,401(a)	Federal National Mortgage Association REMICS, Series 2007-2,
	Class FT, 1.877% (1 Month USD LIBOR +
	25 bps), 2/25/37	$ 32,115
67,905(a)	Federal National Mortgage Association REMICS, Series 2007-7,
	Class FJ, 1.827% (1 Month USD LIBOR +
	20 bps), 2/25/37	67,472
61,406(a)	Federal National Mortgage Association REMICS, Series 2007-9,
	Class FB, 1.977% (1 Month USD LIBOR +
	35 bps), 3/25/37	61,134
18,341(a)	Federal National Mortgage Association REMICS, Series
	2007-13, Class FA, 1.877% (1 Month USD LIBOR +
	25 bps), 3/25/37	18,243
32,151(a)	Federal National Mortgage Association REMICS, Series
	2007-14, Class F, 1.987% (1 Month USD LIBOR +
	36 bps), 3/25/37	32,027
42,369(a)	Federal National Mortgage Association REMICS, Series
	2007-24, Class FD, 1.877% (1 Month USD LIBOR +
	25 bps), 3/25/37	42,015
38,473(a)	Federal National Mortgage Association REMICS, Series
	2007-41, Class FA, 2.027% (1 Month USD LIBOR +
	40 bps), 5/25/37	38,523
87,428(a)	Federal National Mortgage Association REMICS, Series
	2007-50, Class FN, 1.867% (1 Month USD LIBOR +
	24 bps), 6/25/37	86,537
92,371(a)	Federal National Mortgage Association REMICS, Series
	2007-58, Class FV, 1.877% (1 Month USD LIBOR +
	25 bps), 6/25/37	91,644
102,279(a)	Federal National Mortgage Association REMICS, Series
	2007-86, Class FC, 2.197% (1 Month USD LIBOR +
	57 bps), 9/25/37	102,814
110,202(a)	Federal National Mortgage Association REMICS, Series
	2007-89, Class F, 2.207% (1 Month USD LIBOR +
	58 bps), 9/25/37	110,692
27,487(a)	Federal National Mortgage Association REMICS, Series
	2007-92, Class OF, 2.197% (1 Month USD LIBOR +
	57 bps), 9/25/37	27,624
14,625(a)	Federal National Mortgage Association REMICS, Series
	2007-110, Class FA, 2.247% (1 Month USD LIBOR +
	62 bps), 12/25/37	14,667
82,108(a)	Federal National Mortgage Association REMICS, Series
	2008-53, Class FM, 2.527% (1 Month USD LIBOR +
	90 bps), 7/25/38	83,983
57,099(a)	Federal National Mortgage Association REMICS, Series
	2008-88, Class FA, 2.847% (1 Month USD LIBOR +
	122 bps), 10/25/38	58,390
127,221(a)	Federal National Mortgage Association REMICS, Series
	2009-103, Class FM, 2.327% (1 Month USD LIBOR +
	70 bps), 11/25/39	128,216

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 35

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
6,730	Federal National Mortgage Association REMICS, Series
	2010-13, Class WD, 4.25%, 3/25/25	$ 6,784
368	Federal National Mortgage Association REMICS, Series
	2010-17, Class DE, 3.5%, 6/25/21	367
11,671(a)	Federal National Mortgage Association REMICS, Series
	2010-43, Class FE, 2.177% (1 Month USD LIBOR +
	55 bps), 9/25/39	11,665
3,417	Federal National Mortgage Association REMICS, Series
	2010-43, Class KG, 3.0%, 1/25/21	3,422
36,646	Federal National Mortgage Association REMICS, Series
	2010-54, Class LC, 3.0%, 4/25/40	38,127
64,335(a)	Federal National Mortgage Association REMICS, Series
	2011-19, Class FM, 2.177% (1 Month USD LIBOR +
	55 bps), 5/25/40	64,622
91	Federal National Mortgage Association REMICS, Series
	2011-23, Class AB, 2.75%, 6/25/20	91
58	Federal National Mortgage Association REMICS, Series
	2011-67, Class EA, 4.0%, 7/25/21	58
43,720	Federal National Mortgage Association REMICS, Series
	2012-58, Class LC, 3.5%, 10/25/39	44,530
156,963	Federal National Mortgage Association REMICS, Series
	2012-67, Class HG, 1.5%, 4/25/27	157,165
341,383(a)	Federal National Mortgage Association Trust, Series 2005-W3,
	Class 2AF, 1.847% (1 Month USD LIBOR +
	22 bps), 3/25/45	340,096
92,099(b)	Federal National Mortgage Association Trust, Series 2005-W3,
	Class 3A, 4.209%, 4/25/45	98,297
91,834(b)	Federal National Mortgage Association Trust, Series 2005-W4,
	Class 3A, 4.273%, 6/25/45	97,506
230,133(a)	Federal National Mortgage Association Whole Loan, Series
	2007-W1, Class 1AF1, 1.887% (1 Month USD
	LIBOR + 26 bps), 11/25/46	226,777
1,342,457(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2014-C02, Class 1M2, 4.227% (1 Month
	USD LIBOR + 260 bps), 5/25/24	1,391,237
1,913,949(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2014-C03, Class 2M2, 4.527% (1 Month
	USD LIBOR + 290 bps), 7/25/24	1,988,519
1,073,967(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2016-C03, Class 2M2, 7.527% (1 Month
	USD LIBOR + 590 bps), 10/25/28	1,159,618
1,139,630(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2017-C05, Class 1M2A, 3.827% (1 Month
	USD LIBOR + 220 bps), 1/25/30	1,148,324

The accompanying notes are an integral part of these financial statements.
36 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2017-C05, Class 1M2B, 3.827% (1 Month
	USD LIBOR + 220 bps), 1/25/30	$ 1,623,025
1,500,000(a)	Federal National Mortgage Association, Connecticut Avenue
	Securities, Series 2017-C07, Class 1M2A, 4.027%
	(1 Month USD LIBOR + 240 bps), 5/25/30	1,511,912
41,079(b)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%,
	11/25/44 (144A)	41,005
2,200,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class M2,
	3.027% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	2,193,856
94,763(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2016-DNA1, Class M2, 4.527% (1 Month USD
	LIBOR + 290 bps), 7/25/28	95,070
27,609(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2017-HQA1, Class M1, 2.827% (1 Month USD
	LIBOR + 120 bps), 8/25/29	27,622
1,717,302(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2017-HRP1, Class M2, 4.077% (1 Month USD
	LIBOR + 245 bps), 12/25/42	1,717,881
494,623(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2017-HRP1, Class M2D, 2.877% (1 Month USD
	LIBOR + 125 bps), 12/25/42	489,981
591,533(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2018-SPI1, Class M1, 3.731%, 2/25/48 (144A)	598,322
895,710(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2018-SPI2, Class M1, 3.812%, 5/25/48 (144A)	900,053
376,872(b)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series
	2018-SPI3, Class M1, 4.15%, 8/25/48 (144A)	378,990
2,740,000(b)	FWD Securitization Trust, Series 2019-INV1, Class M1,
	3.48%, 6/25/49 (144A)	2,797,379
3,062,000(b)	FWD Securitization Trust, Series 2020-INV1, Class A2,
	2.34%, 1/25/50 (144A)	3,070,690
1,000,000(b)	GCAT LLC, Series 2019-NQM1, Class M1, 3.849%,
	2/25/59 (144A)	1,010,782
105,987(a)	Government National Mortgage Association, Series 2005-3,
	Class FC, 1.909% (1 Month USD LIBOR +
	25 bps), 1/16/35	105,701
101,887(a)	Government National Mortgage Association, Series 2005-16,
	Class FA, 1.897% (1 Month USD LIBOR +
	25 bps), 2/20/35	101,010
68,857(a)	Government National Mortgage Association, Series 2008-9,
	Class FA, 2.147% (1 Month USD LIBOR +
	50 bps), 2/20/38	68,975
195,744	Government National Mortgage Association, Series 2010-67,
	Class MA, 4.0%, 5/16/25	204,069
5,023	Government National Mortgage Association, Series 2011-44,
	Class PG, 3.5%, 5/20/39	5,019

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 37

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
241,566	Government National Mortgage Association, Series 2011-150,
	Class M, 3.0%, 8/16/26	$ 250,444
265,670	Government National Mortgage Association, Series 2012-17,
	Class KH, 3.0%, 7/20/39	269,925
61,421	Government National Mortgage Association, Series 2012-130,
	Class PA, 3.0%, 4/20/41	62,366
139,405(a)	Government National Mortgage Association, Series 2013-51,
	Class JF, 1.947% (1 Month USD LIBOR +
	30 bps), 8/20/40	139,024
157,777	Government National Mortgage Association, Series 2013-168,
	Class CE, 2.5%, 11/16/28	161,544
455,463	Government National Mortgage Association, Series 2014-51,
	Class CK, 2.5%, 7/16/26	467,881
1,128,593(a)	Government National Mortgage Association, Series 2017-4,
	Class FC, 2.005% (1 Month USD LIBOR + 35 bps), 1/20/47	1,131,722
2,163,087	GS Mortgage-Backed Securities Trust, Series 2018-RPL1,
	Class A1A, 3.75%, 10/25/57 (144A)	2,284,161
1,174,501(a)	Home Re, Ltd., Series 2018-1, Class M1, 3.227% (1 Month
	USD LIBOR + 160 bps), 10/25/28 (144A)	1,175,655
931,366(a)	Home Re, Ltd., Series 2019-1, Class M1, 3.277% (1 Month
	USD LIBOR + 165 bps), 5/25/29 (144A)	930,934
318,176(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.867%
	(1 Month USD LIBOR + 24 bps), 7/25/35	318,701
1,711,426(b)	Homeward Opportunities Fund I Trust, Series 2018-2,
	Class A1, 3.985%, 11/25/58 (144A)	1,750,796
2,500,000(b)	Homeward Opportunities Fund I Trust, Series 2019-3,
	Class M1, 3.518%, 11/25/59 (144A)	2,541,131
28,705(b)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6,
	Class 6A1, 4.115%, 10/25/34	28,702
1,030,450(b)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class 2A1,
	2.5%, 7/25/44 (144A)	1,032,198
1,324,050(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2,
	2.411% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	1,323,238
359,795(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1,
	Class AM, 2.127% (1 Month USD LIBOR +
	50 bps), 5/25/33 (144A)	356,947
1,028,472(b)	JP Morgan Seasoned Mortgage Trust, Series 2014-1,
	Class B1, 2.474%, 5/25/33 (144A)	1,008,848
404,045(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA,
	Class A, 4.5% (Panamanian Mortgage Reference
	Rate - 125 bps), 12/23/36 (144A)	410,105
2,856(b)	Merrill Lynch Mortgage Investors Trust, Series 2003-G,
	Class A3, 3.565%, 1/25/29	2,912
144,109(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H,
	Class A1, 2.267% (1 Month USD LIBOR +
	64 bps), 1/25/29	145,549

The accompanying notes are an integral part of these financial statements.
38 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
33,825(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G,
	Class A2, 2.524% (6 Month USD LIBOR +
	60 bps), 1/25/30	$ 33,585
1,500,000(a)	Mortgage Insurance-Linked Notes Series , Series 2020-1,
	Class M1A, 2.61% (1 Month USD LIBOR +
	95 bps), 2/25/30 (144A)	1,497,190
1,462,092(a)	New Residential Mortgage Loan Trust, Series 2018-4A,
	Class A1S, 2.377% (1 Month USD LIBOR +
	75 bps), 1/25/48 (144A)	1,456,154
1,000,000(b)	New Residential Mortgage Loan Trust, Series 2018-NQM1,
	Class M1, 4.621%, 11/25/48 (144A)	1,028,553
1,079,742(b)	New Residential Mortgage Loan Trust, Series 2019-NQM4,
	Class A1, 2.492%, 9/25/59 (144A)	1,093,608
172,684(b)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%,
	4/25/46 (144A)	172,199
1,001,042(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.177%
	(1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	1,001,210
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 5.127%
	(1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,382,506
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 3.577%
	(1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	500,191
256,400(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through
	Certificates, Series 2005-4, Class 1A2, 2.017%
	(1 Month USD LIBOR + 39 bps), 11/25/35	258,129
26,233(a)	Pepper Residential Securities Trust No. 18, Series 18A,
	Class A1UA, 2.608% (1 Month USD LIBOR +
	95 bps), 3/12/47 (144A)	26,237
709,174(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.027%
	(1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	709,174
1,780,000(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.577%
	(1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,779,999
2,750,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 3.377%
	(1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,749,998
1,194(a)	RALI Trust, Series 2002-QS16, Class A2, 2.177% (1 Month
	USD LIBOR + 55 bps), 10/25/17	1,194
222	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	221
474,282(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.121%
	(1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	435,259
98,523(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.615%
	(1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	98,504
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M2,
	2.872%, 7/25/29 (144A)	504,813
500,000(b)	RMF Buyout Issuance Trust, Series 2019-1, Class M4,
	4.23%, 7/25/29 (144A)	505,556
1,300,000(b)	RMF Buyout Issuance Trust, Series 2020-1, Class M2,
	2.623%, 2/25/30 (144A)	1,313,838

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 39

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Collateralized Mortgage Obligations — (continued)
2,347,746(b)	RMF Proprietary Issuance Trust, Series 2019-1, Class A,
	2.75%, 10/25/63 (144A)	$ 2,360,853
68,088(b)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%,
	6/25/43	69,708
2,922,500(b)	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102%,
	11/25/49 (144A)	3,019,565
2,500,000(b)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1,
	Class A1, 2.521%, 1/28/50 (144A)	2,523,402
862,425(a)	STACR Trust, Series 2018-HRP1, Class M2, 3.277% (1 Month
	USD LIBOR + 165 bps), 4/25/43 (144A)	863,947
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.027% (1 Month
	USD LIBOR + 240 bps), 2/25/47 (144A)	2,231,363
1,997,236(b)	Starwood Mortgage Residential Trust, Series 2018-IMC2,
	Class A1, 4.121%, 10/25/48 (144A)	2,039,637
23,328(a)	Structured Asset Mortgage Investments II Trust, Series
	2005-F1, Class FA, 2.161% (1 Month USD LIBOR +
	50 bps), 8/26/35	23,282
1,600,000(b)	Verus Securitization Trust, Series 2019-4, Class M1,
	3.207%, 11/25/59 (144A)	1,613,219
861,639(b)	Verus Securitization Trust, Series 2019-INV3, Class A1B,
	3.192%, 11/25/59 (144A)	871,755
1,500,000(b)	Verus Securitization Trust, Series 2019-INV3, Class M1,
	3.279%, 11/25/59 (144A)	1,510,216
2,000,000(b)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54
	(144A)	2,023,420
252,021(b)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5,
	3.0%, 2/20/45 (144A)	251,724
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $117,715,176)	$118,715,563
	COMMERCIAL MORTGAGE-BACKED SECURITIES —
	11.2% of Net Assets
1,725,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P,
	Class C, 2.909% (1 Month USD LIBOR +
	125 bps), 9/15/34 (144A)	$ 1,723,948
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E,
	3.909% (1 Month USD LIBOR + 225 bps), 9/15/32
	(144A)	1,500,469
500,000(b)	BAMLL Commercial Mortgage Securities Trust, Series
	2016-FR14, Class A, 2.939%, 2/27/48 (144A)	501,574
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ,
	Class C, 3.259% (1 Month USD LIBOR +
	160 bps), 4/15/36 (144A)	1,348,401
849,264(c)(d)	Bayview Commercial Asset Trust, Series 2007-2A,
	Class IO, 0.0%, 7/25/37 (144A)	—

The accompanying notes are an integral part of these financial statements.
40 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Commercial Mortgage-Backed Securities — (continued)
1,500,000(a)	BHP Trust, Series 2019-BXHP, Class D, 3.43% (1 Month USD
	LIBOR + 177 bps), 8/15/36 (144A)	$ 1,499,098
1,000,000(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3,
	Class A, 4.16% (1 Month USD LIBOR +
	250 bps), 7/6/20	1,000,198
800,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13,
	Class A, 4.16% (1 Month USD LIBOR +
	250 bps), 8/18/21 (144A)	800,811
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16,
	Class A, 4.16% (1 Month USD LIBOR +
	250 bps), 8/4/21 (144A)	600,000
700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20,
	Class A, 4.16% (1 Month USD LIBOR +
	250 bps), 9/24/20 (144A)	700,262
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21,
	Class A, 4.155% (1 Month USD LIBOR +
	250 bps), 10/7/21 (144A)	675,886
978,385(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24,
	Class A, 4.055% (1 Month USD LIBOR +
	240 bps), 12/5/20 (144A)	979,608
1,000,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25,
	Class A, 4.16% (1 Month USD LIBOR +
	250 bps), 2/18/21 (144A)	1,000,461
700,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E,
	3.359% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	700,879
1,633,735(a)	BX Commercial Mortgage Trust, Series 2019-XL, Class G,
	3.959% (1 Month USD LIBOR + 230 bps), 10/15/36 (144A)	1,638,859
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 3.045% (1 Month USD
	LIBOR + 139 bps), 10/15/36 (144A)	999,998
501,561(a)	BXMT, Ltd., Series 2017-FL1, Class A, 2.528% (1 Month
	USD LIBOR + 87 bps), 6/15/35 (144A)	501,560
133,105(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2,
	Class A, 3.513% (1 Month USD LIBOR +
	185 bps), 11/15/31 (144A)	132,844
913,543(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC,
	Class B, 2.629% (1 Month USD LIBOR +
	97 bps), 7/15/32 (144A)	912,718
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC,
	Class C, 2.959% (1 Month USD LIBOR +
	130 bps), 7/15/30 (144A)	845,834
1,000,000(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E,
	4.009% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	998,794
3,000,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 4.38% (1 Month
	USD LIBOR + 272 bps), 11/15/38 (144A)	2,984,007
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%,
	10/15/45	253,968

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 41

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Commercial Mortgage-Backed Securities — (continued)
2,000,000(b)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.632%,
	2/10/37 (144A)	$ 2,022,249
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series
	2019-SKLZ, Class B, 3.559% (1 Month USD LIBOR +
	190 bps), 1/15/34 (144A)	750,446
1,525,000(a)	Credit Suisse Mortgage Capital Certificates, Series
	2019-ICE4, Class E, 3.809% (1 Month USD LIBOR +
	215 bps), 5/15/36 (144A)	1,525,954
1,000,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.009% (1 Month USD
	LIBOR + 135 bps), 2/15/31 (144A)	999,042
2,800,000(b)	Fontainebleau Miami Beach Trust, Series 2019-FBLU,
	Class D, 4.095%, 12/10/36 (144A)	2,941,836
346,000(b)	FREMF Mortgage Trust, Series 2012-K17, Class B, 4.319%,
	12/25/44 (144A)	360,755
650,000(b)	FREMF Mortgage Trust, Series 2014-K716, Class B, 3.952%,
	8/25/47 (144A)	665,821
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.662%
	(1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	272,320
626,245(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.662%
	(1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	627,366
1,500,000(b)	FREMF Mortgage Trust, Series 2015-K720, Class C, 3.392%,
	7/25/22 (144A)	1,528,569
2,013,792(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 3.612%
	(1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	1,984,692
326,517(a)	FREMF Mortgage Trust, Series 2018-KI01, Class B, 4.112%
	(1 Month USD LIBOR + 245 bps), 9/25/22 (144A)	327,379
1,343,624	Government National Mortgage Association, Series 2014-28,
	Class A, 2.0%, 1/16/46	1,345,010
700,102	Government National Mortgage Association, Series 2018-20,
	Class A, 2.5%, 9/16/49	710,139
2,000,000(a)	Great Wolf Trust, Series 2019-WOLF, Class D, 3.592%
	(1 Month USD LIBOR + 193 bps), 12/15/36 (144A)	1,999,992
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT,
	Class C, 4.067%, 2/10/29 (144A)	506,402
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K,
	Class B, 2.559% (1 Month USD LIBOR +
	90 bps), 7/15/32 (144A)	1,099,005
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY,
	Class B, 2.759% (1 Month USD LIBOR +
	110 bps), 7/15/32 (144A)	500,727
1,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART,
	Class C, 3.359% (1 Month USD LIBOR +
	170 bps), 10/15/31 (144A)	1,701,596
1,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR,
	Class A, 2.559% (1 Month USD LIBOR +
	90 bps), 7/15/31 (144A)	1,196,135

The accompanying notes are an integral part of these financial statements.
42 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Commercial Mortgage-Backed Securities — (continued)
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P,
	Class D, 3.409% (1 Month USD LIBOR +
	175 bps), 10/15/36 (144A)	$ 999,179
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP,
	Class D, 3.609% (1 Month USD LIBOR +
	195 bps), 8/15/32 (144A)	601,173
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE,
	Class A, 2.759% (1 Month USD LIBOR +
	110 bps), 12/15/36 (144A)	2,000,063
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE,
	Class E, 4.159% (1 Month USD LIBOR +
	250 bps), 12/15/36 (144A)	1,250,035
915,226(a)	HPLY Trust, Series 2019-HIT, Class C, 3.259% (1 Month
	USD LIBOR + 160 bps), 11/15/36 (144A)	914,676
903,748(a)	IMT Trust, Series 2017-APTS, Class BFL, 2.609% (1 Month
	USD LIBOR + 95 bps), 6/15/34 (144A)	904,021
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series
	2017-FL11, Class B, 2.759% (1 Month USD LIBOR +
	110 bps), 10/15/32 (144A)	374,711
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series
	2018-PHH, Class B, 2.819% (1 Month USD LIBOR +
	116 bps), 6/15/35 (144A)	749,245
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series
	2019-BKWD, Class E, 4.259% (1 Month USD LIBOR +
	260 bps), 9/15/29 (144A)	250,311
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series
	2019-MFP, Class E, 3.819% (1 Month USD LIBOR +
	216 bps), 7/15/36 (144A)	901,715
400,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.009%
	(1 Month USD LIBOR + 135 bps), 5/15/36 (144A)	399,879
1,682,479(a)	MMFL Re-REMIC Trust, Series 2019-1, Class A, 3.027%
	(1 Month USD LIBOR + 140 bps), 1/28/24 (144A)	1,678,305
331,226(b)	Morgan Stanley Capital I Trust, Series 2007-T25,
	Class AJ, 5.574%, 11/12/49	335,857
500,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS,
	Class C, 2.659% (1 Month USD LIBOR +
	100 bps), 11/15/34 (144A)	499,397
1,000,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP,
	Class C, 3.159% (1 Month USD LIBOR +
	150 bps), 8/15/33 (144A)	996,889
850,000(a)	Morgan Stanley Capital I Trust, Series 2019-AGLN,
	Class E, 3.709% (1 Month USD LIBOR +
	205 bps), 3/15/34 (144A)	848,975
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR,
	Class B, 3.759% (1 Month USD LIBOR +
	210 bps), 5/15/36 (144A)	349,117

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 43

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Commercial Mortgage-Backed Securities — (continued)
750,000(a)	Morgan Stanley Capital I Trust, Series 2019-NUGS,
	Class D, 3.459% (1 Month USD LIBOR +
	180 bps), 12/15/36 (144A)	$ 749,640
1,123,427(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.059%
	(1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	1,123,423
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series
	2018-FL1, Class MCR1, 4.026% (1 Month USD
	LIBOR + 235 bps), 6/15/35 (144A)	425,498
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series
	2019-MILE, Class B, 3.459% (1 Month USD LIBOR +
	180 bps), 7/15/36 (144A)	1,124,998
97,435(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A,
	2.196% (1 Month USD LIBOR + 53 bps), 3/9/21	97,386
241,026(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6,
	Class A, 3.192%, 5/25/37 (144A)	242,158
273,982(b)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7,
	Class A, 4.72%, 5/25/39 (144A)	280,163
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL,
	Class C, 3.02% (1 Month USD LIBOR +
	135 bps), 11/11/34 (144A)	404,666
1,162,000(b)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3,
	Class C, 5.03%, 8/10/49 (144A)	1,238,186
1,500,000(b)	Velocity Commercial Capital Loan Trust, Series 2020-1,
	Class AFX, 2.61%, 2/25/50 (144A)	1,533,470
1,000,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 3.009%
	(1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	1,000,008
522,837(b)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1,
	Class C, 3.725%, 11/23/43 (144A)	526,682
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP,
	Class C, 2.859% (1 Month USD LIBOR +
	120 bps), 12/15/34 (144A)	1,393,699
500,000(b)	WFRBS Commercial Mortgage Trust, Series 2014-C25,
	Class D, 3.803%, 11/15/47 (144A)	482,323
2,000,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4%
	(1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	1,999,944
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.1%
	(1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	2,000,390
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05%
	(1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,300,346
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $75,395,294)	$ 75,342,140
	CORPORATE BONDS — 24.9% of Net Assets
	Aerospace & Defense — 0.5%
510,000	Boeing Co., 2.3%, 8/1/21	$ 515,901
125,000	Boeing Co., 2.7%, 5/1/22	127,895
680,000	Boeing Co., 2.8%, 3/1/23	700,171

The accompanying notes are an integral part of these financial statements.
44 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Aerospace & Defense — (continued)
970,000	Rockwell Collins, Inc., 2.8%, 3/15/22	$ 997,471
1,130,000	Rockwell Collins, Inc., 3.1%, 11/15/21	1,160,057
	Total Aerospace & Defense	$ 3,501,495
	Agriculture — 0.2%
1,530,000	BAT Capital Corp., 2.789%, 9/6/24	$ 1,581,079
	Total Agriculture	$ 1,581,079
	Auto Manufacturers — 0.9%
500,000	American Honda Finance Corp., 2.2%, 6/27/22	$ 510,092
460,000	American Honda Finance Corp., 2.6%, 11/16/22	475,530
585,000	American Honda Finance Corp., 3.55%, 1/12/24	627,655
700,000	BMW US Capital LLC, 3.25%, 8/14/20 (144A)	706,513
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	1,203,202
1,425,000	General Motors Financial Co., Inc., 3.25%, 1/5/23	1,465,861
500,000	PACCAR Financial Corp., 3.1%, 5/10/21	511,602
	Total Auto Manufacturers	$ 5,500,455
	Banks — 9.3%
750,000	ABN AMRO Bank NV, 2.65%, 1/19/21 (144A)	$ 757,950
1,630,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	1,647,930
635,000	Bank of America Corp., 2.625%, 4/19/21	642,251
1,465,000	Bank of America Corp., 5.7%, 1/24/22	1,584,482
255,000(a)	Bank of Montreal, 2.334% (3 Month USD LIBOR +
	44 bps), 6/15/20	255,097
525,000	Bank of Montreal, 3.3%, 2/5/24	559,252
1,010,000	Bank of Nova Scotia, 2.0%, 11/15/22	1,021,883
675,000	Bank of Nova Scotia, 3.4%, 2/11/24	716,973
1,150,000	Banque Federative du Credit Mutuel SA, 2.125%,
	11/21/22 (144A)	1,169,250
1,160,000	Banque Federative du Credit Mutuel SA, 3.75%,
	7/20/23 (144A)	1,245,654
2,000,000(b)	Barclays Plc, 4.61% (3 Month USD LIBOR +
	140 bps), 2/15/23	2,102,294
2,050,000	BNP Paribas SA, 3.5%, 3/1/23 (144A)	2,157,824
2,075,000	BPCE SA, 4.5%, 3/15/25 (144A)	2,259,100
715,000	Canadian Imperial Bank of Commerce, 2.7%, 2/2/21	722,267
475,000	Citibank NA, 3.4%, 7/23/21	485,659
565,000	Citigroup, Inc., 2.9%, 12/8/21	576,576
765,000(b)	Citigroup, Inc., 3.352% (3 Month USD LIBOR +
	90 bps), 4/24/25	809,760
1,270,000(b)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	1,255,712
250,000	Citizens Bank NA, 2.2%, 5/26/20	250,212
1,165,000	Citizens Bank NA, 3.25%, 2/14/22	1,201,896
1,550,000	Cooperatieve Rabobank UA, 2.625%, 7/22/24 (144A)	1,615,187

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 45

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Banks — (continued)
475,000(b)	Credit Suisse Group AG, 2.997% (3 Month USD LIBOR +
	120 bps), 12/14/23 (144A)	$ 485,853
1,585,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 6/9/23	1,664,890
290,000(b)	Danske Bank AS, 3.001% (3 Month USD LIBOR +
	125 bps), 9/20/22 (144A)	294,086
2,060,000	DNB Bank ASA, 2.15%, 12/2/22 (144A)	2,093,218
1,300,000	Federation des Caisses Desjardins du Quebec, 2.25%,
	10/30/20 (144A)	1,305,904
660,000	Fifth Third Bancorp, 3.5%, 3/15/22	685,982
675,000	Fifth Third Bancorp, 3.65%, 1/25/24	723,491
1,575,000	Goldman Sachs Group, Inc., 3.625%, 2/20/24	1,683,422
1,250,000(b)	HSBC Holdings Plc, 2.633% (3 Month USD LIBOR +
	114 bps), 11/7/25	1,277,136
500,000	Huntington National Bank, 3.25%, 5/14/21	509,872
1,500,000	ING Groep NV, 3.15%, 3/29/22	1,546,576
1,770,000(b)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	1,771,770
1,230,000(b)	Lloyds Banking Group Plc, 2.858% (3 Month USD LIBOR +
	125 bps), 3/17/23	1,253,660
1,010,000	Lloyds Banking Group Plc, 3.0%, 1/11/22	1,033,324
445,000	Manufacturers & Traders Trust Co., 2.625%, 1/25/21	448,188
2,075,000	Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/7/24	2,203,650
1,575,000	Mizuho Financial Group, Inc., 2.953%, 2/28/22	1,620,184
440,000	Morgan Stanley, 5.75%, 1/25/21	455,763
1,330,000	Nordea Bank Abp, 3.75%, 8/30/23 (144A)	1,422,964
1,750,000	PNC Bank NA, 3.5%, 6/8/23	1,859,291
560,000	Royal Bank of Canada, 2.25%, 11/1/24	573,907
1,165,000	Royal Bank of Canada, 3.7%, 10/5/23	1,251,954
2,080,000	Skandinaviska Enskilda Banken AB, 2.2%, 12/12/22 (144A)	2,105,896
550,000(a)	State Street Corp., 2.592% (3 Month USD LIBOR +
	90 bps), 8/18/20	552,324
450,000(b)	State Street Corp., 2.653% (3 Month USD LIBOR +
	64 bps), 5/15/23	460,053
975,000	Sumitomo Mitsui Banking Corp., 3.95%, 1/12/22 (144A)	1,020,672
465,000	Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/21	468,330
735,000	Svenska Handelsbanken AB, 3.9%, 11/20/23	798,195
530,000	Toronto-Dominion Bank, 1.9%, 12/1/22	538,101
440,000	Toronto-Dominion Bank, 3.25%, 6/11/21	450,058
670,000	Toronto-Dominion Bank, 3.25%, 3/11/24	714,736
480,000	Truist Bank, 2.75%, 5/1/23	498,553
1,150,000	Truist Financial Corp., 3.75%, 12/6/23	1,238,322
1,400,000	UBS AG, 7.625%, 8/17/22	1,574,020
750,000	UBS Group AG, 3.491%, 5/23/23 (144A)	779,718
1,895,000	Wells Fargo & Co., 3.75%, 1/24/24	2,033,470
	Total Banks	$ 62,434,742

The accompanying notes are an integral part of these financial statements.
46 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Beverages — 0.3%
500,000	Constellation Brands, Inc., 2.25%, 11/6/20	$ 501,450
820,000	Constellation Brands, Inc., 4.75%, 11/15/24	932,187
610,000	Suntory Holdings Ltd., 2.25%, 10/16/24 (144A)	627,361
	Total Beverages	$ 2,060,998
	Biotechnology — 0.3%
475,000	Biogen, Inc., 2.9%, 9/15/20	$ 478,657
970,000	Biogen, Inc., 3.625%, 9/15/22	1,023,617
	Total Biotechnology	$ 1,502,274
	Chemicals — 0.2%
1,365,000	DuPont de Nemours, Inc., 4.205%, 11/15/23	$ 1,488,689
	Total Chemicals	$ 1,488,689
	Commercial Services — 0.1%
645,000	Moody’s Corp., 2.75%, 12/15/21	$ 660,750
480,000	Moody’s Corp., 3.25%, 6/7/21	490,828
	Total Commercial Services	$ 1,151,578
	Diversified Financial Services — 1.4%
990,000	AIG Global Funding, 2.3%, 7/1/22 (144A)	$ 1,001,174
975,000	AIG Global Funding, 2.7%, 12/15/21 (144A)	991,454
590,000	American Express Co., 3.7%, 8/3/23	630,780
465,000	American Express Credit Corp., 2.7%, 3/3/22	476,339
205,000	Ameriprise Financial, Inc., 3.0%, 3/22/22	212,168
2,800,000	Capital One Bank USA NA, 3.375%, 2/15/23	2,937,884
730,000	TD Ameritrade Holding Corp., 2.95%, 4/1/22	748,668
455,000	Visa, Inc., 2.8%, 12/14/22	472,269
250,000(a)	Vita Capital VI Ltd., 4.614% (6 Month USD LIBOR +
	290 bps), 1/8/21 (144A)	250,800
1,450,000	Western Union Co., 2.85%, 1/10/25	1,493,855
	Total Diversified Financial Services	$ 9,215,391
	Electric — 2.1%
1,030,000	American Electric Power Co., Inc., 2.15%, 11/13/20	$ 1,034,290
450,000	CenterPoint Energy, Inc., 3.6%, 11/1/21	466,445
675,000	Consolidated Edison, Inc., 2.0%, 5/15/21	680,404
520,000	Dominion Energy, Inc., 2.579%, 7/1/20	520,893
750,000(c)	Dominion Energy, Inc., 2.715%, 8/15/21	762,743
210,000	Duke Energy Corp., 3.05%, 8/15/22	216,273
540,000	Enel Finance International NV, 2.75%, 4/6/23 (144A)	554,153
1,150,000	Enel Finance International NV, 4.25%, 9/14/23 (144A)	1,246,766
1,520,000	Eversource Energy, 2.9%, 10/1/24	1,593,432
875,000	LG&E & KU Energy LLC, 4.375%, 10/1/21	905,021
700,000	NextEra Energy Capital Holdings, Inc., 2.9%, 4/1/22	720,549

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 47

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Electric — (continued)
700,000	NextEra Energy Capital Holdings, Inc., 3.342%, 9/1/20	$ 705,745
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	974,908
376,000	PNM Resources, Inc., 3.25%, 3/9/21	381,293
1,610,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	1,661,161
980,000	WEC Energy Group, Inc., 3.1%, 3/8/22	1,011,335
485,000	WEC Energy Group, Inc., 3.375%, 6/15/21	496,142
440,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	454,034
	Total Electric	$ 14,385,587
	Electronics — 0.7%
780,000	Amphenol Corp., 2.2%, 4/1/20	$ 780,318
765,000	Amphenol Corp., 3.125%, 9/15/21	782,453
1,535,000	Flex, Ltd., 5.0%, 2/15/23	1,667,400
1,185,000	Keysight Technologies, Inc., 4.55%, 10/30/24	1,324,464
	Total Electronics	$ 4,554,635
	Food — 0.3%
1,257,000	Conagra Brands, Inc., 4.3%, 5/1/24	$ 1,367,568
	Total Food	$ 1,367,568
	Gas — 0.2%
1,550,000	Dominion Energy Gas Holdings LLC, 2.5%, 11/15/24	$ 1,598,581
	Total Gas	$ 1,598,581
	Hand & Machine Tools — 0.1%
660,000	Stanley Black & Decker, Inc., 2.9%, 11/1/22	$ 686,041
	Total Hand & Machine Tools	$ 686,041
	Healthcare-Products — 0.2%
1,270,000(a)	Medtronic, Inc., 2.694% (3 Month USD LIBOR +
	80 bps), 3/15/20	$ 1,270,517
	Total Healthcare-Products	$ 1,270,517
	Healthcare-Services — 0.2%
1,180,000	UnitedHealth Group, Inc., 3.5%, 6/15/23	$ 1,255,311
	Total Healthcare-Services	$ 1,255,311
	Home Builders — 0.1%
909,000	DR Horton, Inc., 2.55%, 12/1/20	$ 915,324
	Total Home Builders	$ 915,324
	Insurance — 1.7%
1	Ambac Assurance Corp., 5.1%, 6/7/20 (144A)	$ 1
2(a)	Ambac LSNI LLC, 6.945% (3 Month USD LIBOR +
	500 bps), 2/12/23 (144A)	2
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/25	1,902,324
450,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	488,017

The accompanying notes are an integral part of these financial statements.
48 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	Insurance — (continued)
980,000	Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)	$ 1,022,999
1,035,000	Metropolitan Life Global Funding I, 3.375%, 1/11/22 (144A)	1,072,472
750,000	New York Life Global Funding, 2.25%, 7/12/22 (144A)	764,339
1,035,000	New York Life Global Funding, 2.95%, 1/28/21 (144A)	1,048,644
700,000	Pricoa Global Funding I, 2.2%, 6/3/21 (144A)	704,630
530,000	Pricoa Global Funding I, 2.4%, 9/23/24 (144A)	545,814
887,000	Principal Financial Group, Inc., 3.125%, 5/15/23	934,114
1,060,000	Principal Life Global Funding II, 2.25%, 11/21/24 (144A)	1,096,075
600,000	Protective Life Global Funding, 2.161%, 9/25/20 (144A)	602,172
525,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	539,816
455,000	Protective Life Global Funding, 3.104%, 4/15/24 (144A)	481,267
565,000	Prudential Financial, Inc., 5.375%, 6/21/20	571,217
	Total Insurance	$ 11,773,903
	Internet — 0.2%
1,115,000	Expedia Group, Inc., 4.5%, 8/15/24	$ 1,216,180
	Total Internet	$ 1,216,180
	Iron/Steel — 0.2%
1,033,000	Steel Dynamics, Inc., 2.8%, 12/15/24	$ 1,070,418
	Total Iron/Steel	$ 1,070,418
	Machinery-Constructions & Mining — 0.1%
230,000	Caterpillar Financial Services Corp., 1.9%, 9/6/22	$ 232,653
520,000	Caterpillar Financial Services Corp., 2.9%, 3/15/21	527,399
500,000	Caterpillar Financial Services Corp., 2.95%, 5/15/20	501,386
	Total Machinery-Constructions & Mining	$ 1,261,438
	Machinery-Diversified — 0.2%
670,000	John Deere Capital Corp., 2.95%, 4/1/22	$ 693,253
450,000	John Deere Capital Corp., 3.2%, 1/10/22	466,694
	Total Machinery-Diversified	$ 1,159,947
	Miscellaneous Manufacturers — 0.1%
525,000	Ingersoll-Rand Global Holding Co., Ltd., 2.9%, 2/21/21	$ 531,243
	Total Miscellaneous Manufacturers	$ 531,243
	Oil & Gas — 0.4%
1,455,000	BP Capital Markets America, Inc., 3.79%, 2/6/24	$ 1,570,686
525,000(a)	Phillips 66, 2.247% (3 Month USD LIBOR + 60 bps), 2/26/21	525,049
750,000	Total Capital International SA, 2.218%, 7/12/21	759,688
	Total Oil & Gas	$ 2,855,423

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 49

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Pharmaceuticals — 1.5%
2,925,000	AbbVie, Inc., 2.6%, 11/21/24 (144A)	$ 3,022,438
955,000	Bayer US Finance II LLC, 3.5%, 6/25/21 (144A)	976,621
500,000	Becton Dickinson & Co., 2.404%, 6/5/20	500,969
333,000(a)	Becton Dickinson & Co., 2.836% (3 Month USD LIBOR +
	88 bps), 12/29/20	333,207
1,355,000	Becton Dickinson & Co., 3.125%, 11/8/21	1,386,470
640,000	CVS Health Corp., 3.35%, 3/9/21	650,568
460,000	Perrigo Finance Unlimited Co., 3.5%, 12/15/21	471,145
1,190,000	Takeda Pharmaceutical Co., Ltd., 4.0%, 11/26/21	1,240,685
665,000	Zoetis, Inc., 3.25%, 8/20/21	682,968
840,000	Zoetis, Inc., 4.5%, 11/13/25	962,514
	Total Pharmaceuticals	$ 10,227,585
	Pipelines — 1.4%
1,430,000	Enbridge, Inc., 2.5%, 1/15/25	$ 1,463,410
1,200,000	Energy Transfer Operating LP, 2.9%, 5/15/25	1,224,970
450,000	Kinder Morgan Energy Partners LP, 5.0%, 10/1/21	468,973
805,000	Kinder Morgan Energy Partners LP, 6.5%, 4/1/20	807,782
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,213,936
1,500,000	MPLX LP, 4.875%, 12/1/24	1,664,084
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	1,017,477
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,563,527
	Total Pipelines	$ 9,424,159
	REITs — 0.4%
1,400,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$ 1,515,772
915,000	Boston Properties LP, 3.125%, 9/1/23	963,918
490,000	Highwoods Realty LP, 3.625%, 1/15/23	514,225
	Total REITs	$ 2,993,915
	Retail — 0.4%
1,475,000	Alimentation Couche-Tard, Inc., 2.7%, 7/26/22 (144A)	$ 1,510,570
460,000	Walmart, Inc., 2.35%, 12/15/22	473,584
705,000	Walmart, Inc., 2.85%, 7/8/24	748,660
	Total Retail	$ 2,732,814
	Semiconductors — 0.3%
2,130,000	Broadcom Corp./Broadcom Cayman Finance, Ltd.,
	3.125%, 1/15/25	$ 2,201,537
	Total Semiconductors	$ 2,201,537
	Software — 0.0%†
115,000	Fiserv, Inc., 3.8%, 10/1/23	$ 123,230
	Total Software	$ 123,230

The accompanying notes are an integral part of these financial statements.
50 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
Telecommunications — 0.5%
840,000	AT&T, Inc., 3.8%, 3/15/22	$ 876,743
2,490,000	Vodafone Group Plc, 3.75%, 1/16/24	2,677,145
	Total Telecommunications	$ 3,553,888
Transportation — 0.1%
485,000	Union Pacific Corp., 3.2%, 6/8/21	$ 494,287
	Total Transportation	$ 494,287
Trucking & Leasing — 0.3%
895,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%,
	2/1/22 (144A)	$ 921,566
1,130,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%,
	8/1/23 (144A)	1,212,920
	Total Trucking & Leasing	$ 2,134,486
TOTAL CORPORATE BONDS
	(Cost $164,507,285)	$168,224,718
INSURANCE-LINKED SECURITIES — 3.0%
of Net Assets(f)
Event-Linked Bonds — 1.9%
Earthquakes – California — 0.1%
650,000(a)	Ursa Re, 4.767% (3 Month U.S. Treasury Bill +
	350 bps), 5/27/20 (144A)	$ 647,140
250,000(a)	Ursa Re, 5.347% (3 Month USD LIBOR + 400 bps),
	12/10/20 (144A)	248,500
250,000(a)	Ursa Re, 7.017% (3 Month U.S. Treasury Bill +
	575 bps), 12/10/22 (144A)	249,500
$ 1,145,140
Earthquakes – Japan — 0.1%
550,000(a)	Nakama Re, 3.883% (6 Month USD LIBOR + 220 bps),
	10/13/21 (144A)	$ 547,800
Health – U.S. — 0.1%
250,000(a)	Vitality Re VIII Ltd., 3.017% (3 Month U.S. Treasury Bill +
	175 bps), 1/8/21 (144A)	$ 249,800
250,000(a)	Vitality Re X Ltd., 3.017% (3 Month U.S. Treasury Bill +
	175 bps), 1/10/23 (144A)	250,000
$ 499,800
Multiperil – U.S. — 0.6%
400,000(a)	Caelus Re IV, 6.52% (3 Month U.S. Treasury Bill +
	525 bps), 3/6/20 (144A)	$ 399,840
250,000(a)	Caelus Re V, 0.5% (1 Month U.S. Treasury Bill +
	50 bps), 6/5/20 (144A)	217,500
250,000(a)	Caelus Re V, 5.2% (3 Month U.S. Treasury Bill +
	393 bps), 6/7/21 (144A)	239,700

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 51

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
Multiperil – U.S. — (continued)
500,000(a)	Kilimanjaro Re, 6.64% (3 Month USD LIBOR +
	494 bps), 5/6/22 (144A)	$ 499,500
400,000(a)	Kilimanjaro II Re, 7.909% (6 Month USD LIBOR +
	630 bps), 4/20/21 (144A)	401,400
250,000(a)	Kilimanjaro II Re, 7.929% (6 Month USD LIBOR +
	630 bps), 4/21/22 (144A)	251,175
300,000(a)	Kilimanjaro II Re, 9.539% (6 Month USD LIBOR +
	791 bps), 4/21/22 (144A)	299,250
500,000(a)	Residential Reinsurance 2016, 5.229% (3 Month U.S. Treasury
	Bill + 397 bps), 12/6/20 (144A)	496,350
400,000(a)	Residential Reinsurance 2017, 4.429% (3 Month U.S. Treasury
	Bill + 317 bps), 6/6/21 (144A)	396,480
500,000(a)	Sanders Re, 4.591% (6 Month USD LIBOR + 299 bps),
	12/6/21 (144A)	488,250
$ 3,689,445
Multiperil – U.S. & Canada — 0.1%
250,000(a)	Kilimanjaro III Re, 10.775% (3 Month U.S. Treasury Bill +
	950 bps), 12/19/23 (144A)	$ 247,600
250,000(a)	Mona Lisa Re, 7.5% (3 Month U.S. Treasury Bill +
	750 bps), 1/9/23 (144A)	248,800
250,000(a)	Mona Lisa Re, Series B, 8.0% (3 Month U.S. Treasury Bill +
	800 bps), 1/9/23 (144A)	248,725
$ 745,125
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re III, 4.025% (3 Month U.S. Treasury Bill +
	275 bps), 6/1/22 (144A)	$ 249,625
250,000(a)	Matterhorn Re, 5.0% (3 Month U.S. Treasury Bill +
	500 bps), 1/8/24 (144A)	249,550
400,000(a)	MetroCat Re, 4.975% (3 Month U.S. Treasury Bill +
	370 bps), 5/8/20 (144A)	401,400
$ 900,575
Multiperil – Worldwide — 0.0%†
250,000(a)	Galilei Re, 7.454% (6 Month USD LIBOR + 588 bps),
	1/8/21 (144A)	$ 252,225
Pandemic – U.S. — 0.1%
250,000(a)	Vitality Re XI, 1.8% (3 Month U.S. Treasury Bill +
	180 bps), 1/9/24 (144A)	$ 250,025
250,000(a)	Vitality Re XI Ltd., 2.767% (3 Month U.S. Treasury Bill +
	150 bps), 1/9/24 (144A)	250,025
$ 500,050
Pandemic – Worldwide — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 8.373%
	(6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$ 230,000

The accompanying notes are an integral part of these financial statements.
52 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
Windstorm – Florida — 0.3%
300,000(a)	Casablanca Re, 5.516% (6 Month USD LIBOR +
	402 bps), 6/4/20 (144A)	$ 301,500
1,000,000(a)	Everglades Re II, 6.5% (3 Month U.S. Treasury Bill +
	523 bps), 5/8/20 (144A)	1,004,500
500,000(a)	Integrity Re, 4.63% (6 Month USD LIBOR +
	328 bps), 6/10/20 (144A)	500,050
250,000(a)	Integrity Re, 5.564% (3 Month USD LIBOR +
	401 bps), 6/10/22 (144A)	245,900
$ 2,051,950
Windstorm – Japan — 0.1%
400,000(a)	Aozora Re, 3.593% (6 Month USD LIBOR + 200 bps),
	4/7/21 (144A)	$ 389,600
250,000(a)	Aozora Re, 4.04% (6 Month USD LIBOR + 229 bps),
	4/7/20 (144A)	246,875
$ 636,475
Windstorm – Louisiana — 0.0%†
250,000(a)	Pelican IV Re, 3.367% (6 Month USD LIBOR +
	204 bps), 5/5/20 (144A)	$ 249,750
Windstorm – Massachusetts — 0.1%
400,000(a)	Cranberry Re, 3.305% (6 Month USD LIBOR +
	198 bps), 7/13/20 (144A)	$ 398,800
Windstorm – Texas — 0.1%
250,000(a)	Alamo Re, 4.755% (3 Month U.S. Treasury Bill +
	348 bps), 6/7/21 (144A)	$ 250,125
350,000(a)	Alamo Re, 5.085% (3 Month U.S. Treasury Bill +
	381 bps), 6/8/20 (144A)	350,980
$ 601,105
Windstorm – U.S. Multistate — 0.0%†
500,000(a)	Citrus Re, 1.759% (1 Month U.S. Treasury Bill +
	50 bps), 4/9/20 (144A)	$ 125,000
Windstorm – U.S. Regional — 0.1%
250,000(a)	Matterhorn Re, 7.5% (3 Month U.S. Treasury Bill +
	750 bps), 12/7/21 (144A)	$ 249,225
250,000(a)	Matterhorn Re 2020-2, 6.25% (3 Month U.S. Treasury Bill +
	625 bps), 12/7/21 (144A)	249,500
$ 498,725
	Total Event-Linked Bonds	$ 13,071,965

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 53

Schedule of Investments | 2/29/20 (unaudited) (continued)

Face
Amount
USD ($)		Value
	Collateralized Reinsurance — 0.3%
	Earthquakes – California — 0.1%
250,000+(g)(h)	Adare Re 2020, 12/30/99	$ 252,144
	Multiperil – Massachusetts — 0.0%†
250,000+(g)(h)	Denning Re 2019, 7/31/20	$ 253,007
	Multiperil – U.S. — 0.1%†
250,000+(g)(h)	Dingle Re 2019, 2/1/21	$ 255,132
300,000+(g)(h)	Kingsbarns Re 2017, 5/19/20	300
250,000+(g)(h)	Port Royal Re 2019, 5/31/20	254,977
		$ 510,409
	Multiperil – U.S. & Canada — 0.0%†
250,000+(g)(h)	Leven Re 2020, 1/31/21	$ 243,289
	Multiperil – Worldwide — 0.1%
250,000+(g)(h)	Cypress Re 2017, 1/10/21	$ 4,550
307,363+(g)(h)	Kilarney Re 2018, 4/15/20	155,157
14,000+(h)	Limestone Re 2016-1, 8/31/21	11,285
250,000+(g)(h)	Limestone Re 2020-1, 3/1/24	251,875
250,000+(g)(h)	Mid Ocean Re 2019, 7/31/20	249,071
250,000+(g)(h)	Resilience Re, 5/1/20	25
350,000+(g)(h)	Resilience Re, 4/6/20	35
		$ 671,998
	Windstorm – Florida — 0.0%†
250,000+(g)(h)	Portrush Re 2017, 6/15/20	$ 159,525
	Windstorm – U.S. Regional — 0.0%†
250,000+(g)(h)	Oakmont Re 2017, 4/15/20	$ 7,350
	Total Collateralized Reinsurance	$ 2,097,722
	Industry Loss Warranties — 0.0%†
	Multiperil – U.S. — 0.0%†
250,000+(g)(h)	Scotscraig Re 2020, 1/31/21	$ 231,004
	Total Industry Loss Warranties	$ 231,004
	Reinsurance Sidecars — 0.8%
	Multiperil – U.S. — 0.1%
250,000+(g)(h)	Carnoustie Re 2016, 11/30/20	$ 6,750
250,000+(g)(h)	Carnoustie Re 2017, 11/30/21	33,963
250,000+(h)	Carnoustie Re 2018, 12/31/21	2,800
250,000+(g)(h)	Castle Stuart Re 2018, 12/1/21	210,850
250,000+(g)(i)	Harambee Re 2018, 12/31/21	16,250
250,000+(i)	Harambee Re 2019, 12/31/22	18,000
250,000+(g)(i)	Harambee Re 2020, 12/31/23	252,150
150,001+(g)(h)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	21,427
		$ 562,190

The accompanying notes are an integral part of these financial statements.
54 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Face
Amount
USD ($)		Value
	Multiperil – Worldwide — 0.7%
3,037+(g)(h)	Alturas Re 2019-2, 3/10/22	$ 26,460
246,000+(g)(h)	Alturas Re 2020-2, 3/10/23	248,780
100,000+(g)(h)	Arlington Re 2015, 2/1/20	4,860
300,000+(g)(h)	Bantry Re 2016, 3/31/21	24,180
250,000+(g)(h)	Bantry Re 2017, 3/31/20	59,025
300,000+(g)(h)	Berwick Re 2017-1, 2/1/21	9,930
601,682+(g)(h)	Berwick Re 2018-1, 12/31/21	73,225
429,864+(g)(h)	Berwick Re 2019-1, 12/31/22	458,499
250,000+(g)(i)	Blue Lotus Re 2018, 12/31/21	273,250
22,275+(h)	Eden Re II, 3/22/22 (144A)	25,632
2,500+(g)(h)	Eden Re II, 3/22/23 (144A)	21,042
12,500+(h)	Eden Re II, 3/22/22 (144A)	16,707
500,000+(g)(h)	Eden Re II, 3/22/24 (144A)	507,700
300,000+(h)	Gleneagles Re 2016, 11/30/20	9,360
264,623+(g)(h)	Gullane Re 2018, 12/31/21	248,760
250,000+(g)(h)	Lion Rock Re, 1/31/21	255,675
250,000+(g)(i)	Lorenz Re 2018, 7/1/21	25,375
128,615+(g)(i)	Lorenz Re 2019, 6/30/22	114,725
1,000,000+(h)	Pangaea Re 2015-1, 2/1/20	1,308
1,000,000+(h)	Pangaea Re 2015-2, 5/29/20	1,491
800,000+(h)	Pangaea Re 2016-1, 11/30/20	1,776
500,000+(h)	Pangaea Re 2016-2, 11/30/20	1,488
500,000+(g)(h)	Pangaea Re 2017-1, 11/30/21	8,050
400,000+(g)(h)	Pangaea Re 2017-3, 5/31/22	20,396
500,000+(g)(h)	Pangaea Re 2018-1, 12/31/21	29,400
250,000+(g)(h)	Pangaea Re 2018-3, 7/1/22	5,186
409,624+(g)(h)	Pangaea Re 2019-1, 2/1/23	8,536
183,828+(g)(h)	Pangaea Re 2019-3, 7/1/23	184,881
405,323+(g)(h)	Pangaea Re 2020-1, 2/1/24	410,799
150,000+(g)(h)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	107,149
100,000+(g)(h)	Sector Re V, Series 9, Class D, 12/1/24 (144A)	103,472
300,000+(g)(h)	St. Andrews Re 2017-1, 2/1/21	20,340
347,597+(g)(h)	St. Andrews Re 2017-4, 6/1/20	34,204
257,836+(g)(h)	Sussex Re 2020-1, 12/31/22	260,028
250,000+(g)(i)	Thopas Re 2018, 12/31/21	5,325
250,000+(g)(i)	Thopas Re 2019, 12/31/22	47,375
500,000+(g)(i)	Thopas Re 2020, 12/31/23	506,350
450,000+(g)(h)	Versutus Re 2017, 11/30/21	3,465
250,000+(g)(h)	Versutus Re 2018, 12/31/21	—

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 55

Schedule of Investments | 2/29/20 (unaudited) (continued)

Face
Amount
USD ($)		Value
	Multiperil – Worldwide — (continued)
220,637+(h)	Versutus Re 2019-A, 12/31/21	$ 19,284
29,363+(h)	Versutus Re 2019-B, 12/31/21	2,566
500,000+(g)(i)	Viribus Re 2020, 12/31/23	510,700
		$ 4,696,754
	Total Reinsurance Sidecars	$ 5,258,944
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $21,537,669)	$ 20,659,635

Principal
Amount
USD ($)
SENIOR SECURED FLOATING RATE LOAN
INTERESTS — 2.6% of Net Assets*(a)
Aerospace & Defense — 0.0%†
248,750	MRO Holdings, Inc., Initial Term Loan, 6.945% (LIBOR +
	500 bps), 6/4/26	$ 247,921
	Total Aerospace & Defense	$ 247,921
Automobile — 0.2%
357,621	American Axle & Manufacturing, Inc., Tranche B Term Loan,
	3.88% (LIBOR + 225 bps), 4/6/24	$ 350,356
169,492	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan,
	3.603% (LIBOR + 200 bps), 11/2/23	158,334
385,140	Navistar, Inc., Tranche B Term Loan, 5.16% (LIBOR +
	350 bps), 11/6/24	381,770
351,179	TI Group Automotive Systems LLC, Initial US Term Loan,
	4.103% (LIBOR + 250 bps), 6/30/22	347,960
	Total Automobile	$ 1,238,420
Beverage, Food & Tobacco — 0.1%
435,188	Darling Ingredients, Inc. (fka Darling International, Inc.),
	Term B Loan, 3.61% (LIBOR + 200 bps), 12/18/24	$ 435,188
	Total Beverage, Food & Tobacco	$ 435,188
Broadcasting & Entertainment — 0.3%
742,826	Gray Television, Inc., Term B-2 Loan, 3.912% (LIBOR +
	225 bps), 2/7/24	$ 735,398
403,580	Gray Television, Inc., Term C Loan, 4.162% (LIBOR +
	250 bps), 1/2/26	401,562
417,578	Sinclair Television Group, Inc., Tranche B Term Loan, 3.86%
	(LIBOR + 225 bps), 1/3/24	412,880
	Total Broadcasting & Entertainment	$ 1,549,840

The accompanying notes are an integral part of these financial statements.
56 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
Buildings & Real Estate — 0.1%
324,271	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP),
First Lien Initial Term Loan, 6.603% (LIBOR +
	500 bps), 9/29/23	$ 308,868
	Total Buildings & Real Estate	$ 308,868
Chemicals, Plastics & Rubber — 0.3%
194,745	Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Term B-3 Dollar
	Loan, 3.695% (LIBOR + 175 bps), 6/1/24	$ 191,459
497,500	Berry Global, Inc. (fka Berry Plastics Corp.), Term Loan Y,
	3.671% (LIBOR + 200 bps), 7/1/26	491,530
318,829	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term
	Loan, 3.603% (LIBOR + 200 bps), 1/31/26	314,445
379,447	Tronox Finance LLC, First Lien Initial Dollar Term Loan,
	4.495% (LIBOR + 275 bps), 9/23/24	370,910
	Total Chemicals, Plastics & Rubber	$ 1,368,344
Computers & Electronics — 0.0%†
92,295	ON Semiconductor Corp., 2019 New Replacement Term B-4
	Loan, 3.603% (LIBOR + 200 bps), 9/19/26	$ 91,949
	Total Computers & Electronics	$ 91,949
Containers, Packaging & Glass — 0.1%
650,000(j)	Plastipak Holdings, Inc., Tranche B Term Loan, 10/14/24	$ 640,791
	Total Containers, Packaging & Glass	$ 640,791
Diversified & Conglomerate Manufacturing — 0.0%†
296,471	Delos Finance S.a.r.l., New Term Loan, 3.695% (LIBOR +
	175 bps), 10/6/23	$ 295,730
	Total Diversified & Conglomerate Manufacturing	$ 295,730
Diversified & Conglomerate Service — 0.1%
378,202	Bright Horizons Family Solutions LLC (fka Bright Horizons
Family Solutions, Inc.), Term B Loan, 3.353%
	(LIBOR + 175 bps), 11/7/23	$ 378,438
267,201	Outfront Media Capital LLC (Outfront Media Capital Corp.),
Extended Term Loan, 3.403% (LIBOR +
	175 bps), 11/18/26	265,643
110,884	West Corp., Initial Term B Loan, 5.603% (LIBOR +
	400 bps), 10/10/24	88,984
	Total Diversified & Conglomerate Service	$ 733,065
Electric & Electrical — 0.0%†
264,186	Dell International LLC (EMC Corp.), Refinancing Term B-1
	Loan, 3.61% (LIBOR + 200 bps), 9/19/25	$ 261,214
	Total Electric & Electrical	$ 261,214

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 57

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
Electronics — 0.0%†
58	Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan,
	6.527% (LIBOR + 475 bps), 4/28/21	$ 46
222,733	Scientific Games International, Inc., Initial Term B-5 Loan,
	4.366% (LIBOR + 275 bps), 8/14/24	217,555
240,408	Verint Systems, Inc., Refinancing Term Loan, 3.707% (LIBOR +
	200 bps), 6/28/24	241,309
	Total Electronics	$ 458,910
Healthcare — 0.1%
395,462	Gentiva Health Services, Inc., First Lien Term B Loan,
	4.875% (LIBOR + 325 bps), 7/2/25	$ 392,990
248,750	Phoenix Guarantor, Inc. (aka Brightspring), First Lien
Tranche B-1 Term Loan, 4.921% (LIBOR +
	325 bps), 3/5/26	246,418
	Total Healthcare	$ 639,408
Healthcare & Pharmaceuticals — 0.1%
234,000	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan,
	5.875% (LIBOR + 425 bps), 4/29/24	$ 225,030
106,590	Prestige Brands, Inc., Term B-4 Loan, 3.603% (LIBOR +
	200 bps), 1/26/24	105,835
270,000	Sotera Health Holdings LLC, First Lien Initial Term Loan,
	6.103% (LIBOR + 450 bps), 12/11/26	268,988
	Total Healthcare & Pharmaceuticals	$ 599,853
Healthcare, Education & Childcare — 0.0%†
189,439	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals
International, Inc.), Initial Term Loan, 4.659%
	(LIBOR + 300 bps), 6/2/25	$ 188,728
	Total Healthcare, Education & Childcare	$ 188,728
Hotel, Gaming & Leisure — 0.1%
433,429	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.)
(aka Burger King/Tim Hortons), Term B-4 Loan,
	3.353% (LIBOR + 175 bps), 11/19/26	$ 428,821
247,249	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term
	Loan, 3.377% (LIBOR + 175 bps), 6/22/26	244,777
	Total Hotel, Gaming & Leisure	$ 673,598
Leasing — 0.1%
283,928	Fly Funding II S.a.r.l., Replacement Loan, 3.48% (LIBOR +
	175 bps), 8/11/25	$ 280,911
	Total Leasing	$ 280,911
Leisure & Entertainment — 0.0%†
234,628	AMC Entertainment Holdings, Inc. (fka AMC Entertainment,
Inc.), Term B-1 Loan, 4.61% (LIBOR +
	300 bps), 4/22/26	$ 229,055
	Total Leisure & Entertainment	$ 229,055

The accompanying notes are an integral part of these financial statements.
58 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
Machinery — 0.0%†
164,533	NN, Inc., Tranche B Term Loan, 6.853% (LIBOR +
	525 bps), 10/19/22	$ 160,419
248,125	Terex Corp., 2019 U.S. Term Loan Commitments, 4.353%
	(LIBOR + 275 bps), 1/31/24	247,970
245,576	Terex Corp., Incremental U.S. Term Loan, 3.603% (LIBOR +
	200 bps), 1/31/24	244,655
	Total Machinery	$ 653,044
Media — 0.1%
498,750	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)),
September 2019 Initial Term Loan, 4.159% (LIBOR +
	250 bps), 4/15/27	$ 493,762
	Total Media	$ 493,762
Metals & Mining — 0.0%†
61,574	BWay Holding Co., Initial Term Loan, 5.084% (LIBOR +
	325 bps), 4/3/24	$ 59,162
120,134	TMS International Corp. (aka Tube City IMS Corp.), Term B-2
	Loan, 4.459% (LIBOR + 275 bps), 8/14/24	118,482
	Total Metals & Mining	$ 177,644
Oil & Gas — 0.1%
445,500	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC),
Initial Term Loan, 4.853% (LIBOR +
	325 bps), 9/29/25	$ 444,665
	Total Oil & Gas	$ 444,665
Printing & Publishing — 0.0%†
80,728	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2
	Loan, 4.113% (LIBOR + 250 bps), 11/8/24	$ 79,517
	Total Printing & Publishing	$ 79,517
Professional & Business Services — 0.3%
1,000,000(j)	Elanco Animal Health, Inc., Term Loan B, 2/4/27	$ 992,500
445,466	Lamar Media Corp., Term B Loan,, 3.166% (LIBOR +
	150 bps), 2/5/27	445,652
248,750	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan,
	5.603% (LIBOR + 400 bps), 5/6/26	247,973
	Total Professional & Business Services	$ 1,686,125
Retail — 0.1%
383,032	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan,
	3.36% (LIBOR + 175 bps), 10/13/26	$ 382,235
114,138	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.155%
	(LIBOR + 450 bps), 9/12/24	111,569
	Total Retail	$ 493,804

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 59

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Securities & Trusts — 0.0%†
248,125	KSBR Holding Corp., Initial Term Loan, 5.879% (LIBOR +
	425 bps), 4/15/26	$ 248,513
	Total Securities & Trusts	$ 248,513
	Telecommunications — 0.2%
275,000	CenturyLink, Inc., Term B Loan, 3.853% (LIBOR +
	225 bps), 3/15/27	$ 268,813
272,250	Ciena Corp., Refinancing Term Loan, 3.397% (LIBOR +
	175 bps), 9/26/25	272,760
209,475	Commscope, Inc., Initial Term Loan, 4.853% (LIBOR +
	325 bps), 4/6/26	208,163
298,269	Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche
	B-2 Term Loan, 3.353% (LIBOR +
	175 bps), 2/15/24	294,542
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.353%
	(LIBOR + 175 bps), 3/1/27	149,394
235,662	Virgin Media Bristol LLC, N Facility, 4.159% (LIBOR +
	250 bps), 1/31/28	233,482
	Total Telecommunications	$ 1,427,154
	Transportation — 0.0%†
179,550	Travelport Finance (Luxembourg) S.a.r.l., First Lien Initial
	Term Loan, 6.945% (LIBOR + 500 bps), 5/29/26	$ 139,899
	Total Transportation	$ 139,899
	Utilities — 0.2%
542,082	APLP Holdings, Ltd. Partnership, Term Loan, 4.103% (LIBOR +
	250 bps), 4/14/25	$ 538,355
378,809	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC
	LLC), Term Loan, 5.353% (LIBOR +
	375 bps), 10/2/25	374,785
497,487	Edgewater Generation LLC, Term Loan, 5.353% (LIBOR +
	375 bps), 12/13/25	483,392
	Total Utilities	$ 1,396,532
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $17,636,189)	$ 17,482,452
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS —
	3.9% of Net Assets
276,011(a)	Fannie Mae, 2.381% (2 Month USD LIBOR + 160 bps), 7/1/45	$ 284,055
365,063	Fannie Mae, 3.0%, 10/1/27	378,123
508,742	Fannie Mae, 3.0%, 11/1/27	529,480
260,131(a)	Fannie Mae, 3.393% (2 Month USD LIBOR + 140 bps), 10/1/36	263,697
462(a)	Fannie Mae, 3.815% (1 Year CMT Index + 212 bps), 11/1/25	471
43,246(a)	Fannie Mae, 4.149% (11th District Cost of Funds Index +
	193 bps), 12/1/36	44,811

The accompanying notes are an integral part of these financial statements.
60 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Principal
Amount
USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,718(a)	Fannie Mae, 4.155% (1 Year CMT Index + 216 bps), 10/1/29	$ 16,124
6,504(a)	Fannie Mae, 4.175% (6 Month USD LIBOR + 218 bps), 11/1/24	6,624
15,985(a)	Fannie Mae, 4.365% (1 Year CMT Index + 232 bps), 12/1/28	16,527
12,875(a)	Fannie Mae, 4.48% (2 Month USD LIBOR + 174 bps), 7/1/36	13,574
176,432	Fannie Mae, 4.5%, 5/1/39	196,280
299,694	Fannie Mae, 4.5%, 5/1/39	332,645
1,607(a)	Fannie Mae, 4.942% (1 Year CMT Index + 221 bps), 4/1/29	1,641
2,160(a)	Fannie Mae, 5.088% (1 Year CMT Index + 246 bps), 4/1/28	2,161
377(a)	Fannie Mae, 5.155% (6 Month USD LIBOR + 285 bps), 2/1/33	376
13,715	Fannie Mae, 5.5%, 12/1/35	15,776
100,249	Fannie Mae, 5.5%, 8/1/37	114,877
13,521	Fannie Mae, 6.0%, 2/1/34	15,011
9,042	Fannie Mae, 6.0%, 4/1/38	10,582
121,778	Fannie Mae, 6.5%, 4/1/29	138,073
2,536	Fannie Mae, 6.5%, 7/1/32	2,908
9,942	Fannie Mae, 7.0%, 1/1/36	11,594
344,561	Federal Home Loan Mortgage Corp., 2.5%, 10/1/27	355,492
146,596(a)	Federal Home Loan Mortgage Corp., 3.908% (2 Month USD
	LIBOR + 191 bps), 12/1/31	147,344
39,809	Federal Home Loan Mortgage Corp., 4.0%, 5/1/24	41,790
2,709(a)	Federal Home Loan Mortgage Corp., 4.15% (1 Year CMT Index +
	225 bps), 11/1/31	2,874
98,075(a)	Federal Home Loan Mortgage Corp., 4.156% (2 Month USD
	LIBOR + 191 bps), 10/1/31	99,788
1,199(a)	Federal Home Loan Mortgage Corp., 4.31% (1 Year CMT Index +
	236 bps), 1/1/28	1,258
13,232(a)	Federal Home Loan Mortgage Corp., 4.408% (2 Month USD
	LIBOR + 191 bps), 8/1/31	13,281
96,870	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	103,721
5,481(a)	Federal Home Loan Mortgage Corp., 4.539% (6 Month USD
	LIBOR + 229 bps), 4/1/25	5,590
39,795	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	44,700
27,060	Government National Mortgage Association I, 6.0%, 12/15/31	30,292
53,686	Government National Mortgage Association I, 6.0%, 11/15/36	61,720
12,246	Government National Mortgage Association I, 6.5%, 5/15/31	14,536
6,133	Government National Mortgage Association I, 6.5%, 7/15/35	6,806
17,178	Government National Mortgage Association I, 6.5%, 10/15/37	20,139
10,162	Government National Mortgage Association I, 7.5%, 10/15/36	10,404
22,500,000	U.S. Treasury Note, 1.75%, 6/15/22	22,942,969
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $25,940,469)	$ 26,298,114

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 61

Schedule of Investments | 2/29/20 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS — 3.6%
	of Net Assets
	COMMERCIAL PAPERS — 3.6%
800,000	Alexandria Real Estate Equities Inc., 1.753%, 3/26/20	$ 798,894
500,000	American Electric Power Co., Inc., 1.741%, 3/5/20	499,859
1,000,000	Anthem, Inc., 1.724%, 4/20/20	997,451
660,000	BAT International Finance Plc, 1.902%, 3/18/20	659,394
1,500,000	Bell Canada, Inc., 1.777%, 4/22/20	1,496,031
1,500,000	Berkshire Hathway Energy Co., 1.742%, 3/16/20	1,498,839
500,000	Boeing Co., 1.956%, 4/7/20	499,050
1,000,000	Boston Scientific Corp., 1.839%, 3/19/20	999,032
1,000,000	Cigna Corp., 1.732%, 3/24/20	998,780
1,500,000	Enel Finance International, 1.732%, 3/20/20	1,498,472
800,000	Energy Transfer Operating LP, 1.95%, 3/2/20	799,822
1,500,000	Eni Finance USA, Inc., 1.808%, 5/28/20	1,494,000
1,500,000	ERAC USA Finance LLC, 1.742%, 3/23/20	1,498,246
1,000,000	Eversource Energy, 1.732%, 3/16/20	999,143
1,000,000	Fidelity National Financial, Inc., 1.721%, 3/6/20	999,669
1,500,000	Fidelity National Financial, Inc., 1.731%, 3/11/20	1,499,140
1,500,000	ONEOK, Inc., 1.821%, 3/5/20	1,499,517
1,500,000	PPL Capital Funding, Inc., 1.721%, 3/10/20	1,499,214
1,500,000	Puget Sound Energy, Inc., 1.731%, 3/10/20	1,499,214
900,000	TransCanada Pipelines, Ltd., 1.849%, 4/27/20	897,361
1,500,000	UDR, Inc., 1.741%, 3/13/20	1,498,993
		$ 24,130,121
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $24,131,624)	$ 24,130,121
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.9%
	(Cost $659,319,813)	$667,074,340
	OTHER ASSETS AND LIABILITIES — 1.1%	$ 7,147,072
	NET ASSETS — 100.0%	$674,221,412

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.
62 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2020, the value of these securities amounted to $426,228,220, or 63.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2020.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 29, 2020.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 29, 2020.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at February 29, 2020.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Securities are restricted as to resale.
(g)	Non-income producing security.
(h)	Issued as participation notes.
(i)	Issued as preference shares.
(j)	This term loan will settle after February 29, 2020, at which time the interest rate will be determined.

FUTURES CONTRACTS
FIXED INCOME INTEREST FUTURES CONTRACTS

Number of
Contracts		Expiration	Notional		Unrealized
Long	Description	Date	Amount	Market Value	Appreciation
997	U.S. 2 Year	6/30/20	$216,601,484	$ 217,673,141	$ 1,071,657
	Note (CBT)

Number of
Contracts		Expiration	Notional		Unrealized
Short	Description	Date	Amount	Market Value	(Depreciation)
874	U.S. 5 Year	6/30/20	$106,120,250	$ 107,283,500	$(1,163,250)
	Note (CBT)
TOTAL FUTURES CONTRACTS			$110,481,234	$110,389,641	$ (91,593)

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 63

Schedule of Investments | 2/29/20 (unaudited) (continued)
Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2020 were as follows:

	Purchases	Sales
Long-Term U.S. Government Securities	$250,490,727	$107,974,654
Other Long-Term Securities	$81,484,417	$73,855,888

The Fund is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended February 29, 2020, the Fund engaged in purchases of $2,233,843 which resulted in a net realized gain/(loss) of $0. During the six months ended February 29, 2020, the Fund did not engage in sales pursuant to these procedures.
At February 29, 2020, the net unrealized appreciation on investments based on cost for federal tax purposes of $660,187,951 was as follows:

Aggregate gross unrealized appreciation for all investments in which there
is an excess of value over tax cost	$11,194,231
Aggregate gross unrealized depreciation for all investments in which there
is an excess of tax cost over value	(4,399,435)
Net unrealized appreciation	$6,794,796

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
64 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

The following is a summary of the inputs used as of February 29, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$216,221,597	$—	$216,221,597
Collateralized Mortgage Obligations	—	118,715,563	—	118,715,563
Commercial Mortgage-Backed
Securities	—	75,342,140	—	75,342,140
Corporate Bonds	—	168,224,718	—	168,224,718
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	252,144	252,144
Multiperil – Massachusetts	—	—	253,007	253,007
Multiperil – U.S.	—	—	510,409	510,409
Multiperil – U.S. & Canada	—	—	243,289	243,289
Multiperil – Worldwide	—	—	671,998	671,998
Windstorm – Florida	—	—	159,525	159,525
Windstorm – U.S. Regional	—	—	7,350	7,350
Industry Loss Warranties
Multiperil – U.S.	—	—	231,004	231,004
Reinsurance Sidecars
Multiperil – U.S.	—	—	562,190	562,190
Multiperil – Worldwide	—	—	4,696,754	4,696,754
All Other Insurance-Linked
Securities	—	13,071,965	—	13,071,965
Senior Secured Floating Rate
Loan Interests	—	17,482,452	—	17,482,452
U.S. Government and Agency
Obligations	—	26,298,114	—	26,298,114
Commercial Papers	—	24,130,121	—	24,130,121
Total Investments in Securities	$—	$659,486,670	$7,587,670	$667,074,340
Other Financial Instruments
Net unrealized depreciation
on futures contracts	$(91,593)	$—	$—	$(91,593)
Total Other Financial Instruments	$(91,593)	$—	$—	$(91,593)

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 65

Schedule of Investments | 2/29/20 (unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-
Linked
Securities
Balance as of 8/31/19	$5,944,806
Realized gain (loss)	(98,379)
Changed in unrealized appreciation (depreciation)	9,040
Accrued discounts/premiums	—
Purchases	3,976,901
Sales	(2,244,698)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 2/29/20	$7,587,670

*  Transfers are calculated on the beginning of period value. For the six months ended February 29, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered
Level 3 at February 29, 2020:	$(79,295)

The accompanying notes are an integral part of these financial statements.
66 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Statement of Assets and Liabilities | 2/29/20 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $659,319,813)	$667,074,340
Cash	2,723,182
Futures collateral	410,086
Receivables —
Investment securities sold	74,771
Fund shares sold	11,685,635
Interest	2,259,278
Due from the Adviser	18,449
Other assets	75,047
Total assets	$684,320,788
LIABILITIES:
Payables —
Investment securities purchased	$5,991,738
Fund shares repurchased	3,274,815
Distributions	425,564
Trustees’ fees	4,196
Due to broker for futures	8,362
Variation margin for futures contracts	54,125
Net unrealized depreciation on futures contracts	91,593
Due to affiliates	33,563
Accrued expenses	215,420
Total liabilities	$10,099,376
NET ASSETS:
Paid-in capital	$686,354,215
Distributable earnings (loss)	(12,132,803)
Net assets	$674,221,412
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $184,893,115/19,358,680 shares)	$9.55
Class C (based on $33,588,746/3,520,653 shares)	$9.54
Class C2 (based on $1,337,953/140,227 shares)	$9.54
Class K (based on $13,703,294/1,432,530 shares)	$9.57
Class Y (based on $440,698,304/46,213,778 shares)	$9.54

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 67

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/29/20

INVESTMENT INCOME:
Interest from unaffiliated issuers	$9,904,740
Dividends from unaffiliated issuers	63,497
Total investment income		$9,968,237
EXPENSES:
Management fees	$1,018,350
Administrative expense	87,589
Transfer agent fees
Class A	113,849
Class C	8,614
Class C2	292
Class K	61
Class Y	142,154
Distribution fees
Class A	173,645
Class C	82,445
Class C2	2,991
Shareowner communications expense	18,500
Custodian fees	61,850
Registration fees	45,477
Professional fees	37,989
Printing expense	20,768
Pricing fees	63,834
Trustees’ fees	13,972
Insurance expense	3,073
Miscellaneous	5,330
Total expenses		$1,900,783
Less fees waived and expenses reimbursed by the Adviser		(177,711)
Net expenses		$1,723,072
Net investment income		$8,245,165
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$598,992
Futures contracts	(910,248)	$(311,256)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$3,918,232
Futures contracts	(132,539)	$3,785,693
Net realized and unrealized gain (loss) on investments		$3,474,437
Net increase in net assets resulting from operations		$11,719,602

The accompanying notes are an integral part of these financial statements.
68 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Statements of Changes in Net Assets

	Six Months
	Ended
	2/29/20	Year Ended
	(unaudited)	8/31/19
FROM OPERATIONS:
Net investment income (loss)	$8,245,165	$14,329,841
Net realized gain (loss) on investments	(311,256)	(309,506)
Change in net unrealized appreciation (depreciation)
on investments	3,785,693	7,295,933
Net increase in net assets resulting from operations	$11,719,602	$21,316,268
DISTRIBUTIONS TO SHAREOWNERS:
Class A ($0.14 and $0.29 per share, respectively)	$(2,630,589)	$(4,562,979)
Class C ($0.13 and $0.26 per share, respectively)	(465,246)	(969,718)
Class C2 ($0.13 and $0.27 per share, respectively)	(16,630)	(36,548)
Class K ($0.16 and $0.32 per share, respectively)	(234,889)	(417,515)
Class Y ($0.16 and $0.31 per share, respectively)	(6,095,089)	(8,932,282)
Total distributions to shareowners	$(9,442,443)	$(14,919,042)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$297,852,589	$278,570,758
Reinvestment of distributions	7,383,692	11,226,791
Cost of shares repurchased	(161,063,732)	(231,635,936)
Net increase in net assets resulting from Fund
share transactions	$144,172,549	$58,161,613
Net increase in net assets	$146,449,708	$64,558,839
NET ASSETS:
Beginning of period	$527,771,704	$463,212,865
End of period	$674,221,412	$527,771,704

The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 69

Statements of Changes in Net Assets (continued)

	Six Months	Six Months
	Ended	Ended
	2/29/20	2/29/20	Year Ended	Year Ended
	Shares	Amount	8/31/19	8/31/19
	(unaudited)	(unaudited)	Shares	Amount
Class A
Shares sold	8,076,907	$76,688,541	10,234,600	$96,562,420
Reinvestment of distributions	260,701	2,479,255	416,419	3,926,837
Less shares repurchased	(7,519,825)	(71,377,955)	(6,402,430)	(60,225,067)
Net increase	817,783	$7,789,841	4,248,589	$40,264,190
Class C
Shares sold	608,412	$5,765,179	1,389,339	$13,045,877
Reinvestment of distributions	48,132	457,179	99,828	939,837
Less shares repurchased	(592,463)	(5,624,116)	(4,249,518)	(39,906,267)
Net increase (decrease)	64,081	$598,242	(2,760,351)	$(25,920,553)
Class C2
Shares sold	39,703	$376,714	7,078	$67,056
Reinvestment of distributions	740	7,026	1,851	17,419
Less shares repurchased	(23,478)	(222,659)	(61,283)	(575,464)
Net increase (decrease)	16,965	$161,081	(52,354)	$(490,989)
Class K
Shares sold	52,248	$492,901	644,091	$6,053,817
Reinvestment of distributions	4,764	45,380	7,832	74,049
Less shares repurchased	(139,210)	(1,326,143)	(216,959)	(2,046,478)
Net increase (decrease)	(82,198)	$(787,862)	434,964	$4,081,388
Class Y
Shares sold	22,624,248	$214,529,254	17,300,086	$162,841,588
Reinvestment of distributions	462,801	4,394,852	665,683	6,268,649
Less shares repurchased	(8,695,581)	(82,512,859)	(13,704,981)	(128,882,660)
Net increase	14,391,468	$136,411,247	4,260,788	$40,227,577

The accompanying notes are an integral part of these financial statements.
70 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Financial Highlights

	Six Months
	Ended		Year	Year	Year	Year	Year
	2/29/20		Ended	Ended	Ended	Ended	Ended
	(unaudited)		8/31/19	8/31/18	8/31/17	8/31/16*	8/31/15*
Class A
Net asset value, beginning of period	$9.52		$9.40	$9.54	$9.56	$9.57	$9.66
Increase (decrease) from investment operations:
Net investment income (loss)	$0.12(a	)	$0.27(a )	$0.18(a )	$0.16(a )	$0.13(a )	$0.10
Net realized and unrealized gain (loss) on investments	0.05		0.14	(0.12)	0.01	0.01	(0.03)
Net increase (decrease) from investment operations	$0.17		$0.41	$0.06	$0.17	$0.14	$0.07
Distributions to shareowners:
Net investment income	$(0.14)		$(0.29)	$(0.20)	$(0.19)	$(0.15)	$(0.16)
Net increase (decrease) in net asset value	$0.03		$0.12	$(0.14)	$(0.02)	$(0.01)	$(0.09)
Net asset value, end of period	$9.55		$9.52	$9.40	$9.54	$9.56	$9.57
Total return (b)	1.84	%(c)	4.39%	0.68%	1.82%	1.50%	0.74%
Ratio of net expenses to average net assets	0.79	%(d)	0.82%	0.88%	0.84%	0.79%	0.82%
Ratio of net investment income (loss) to average net assets	2.62	%(d)	2.87%	1.90%	1.64%	1.41%	1.12%
Portfolio turnover rate	32	%(c)	84%	54%	70%	44%	48%
Net assets, end of period (in thousands)	$184,893		$176,601	$134,382	$162,375	$179,870	$205,451
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.80	%(d)	0.86%	0.88%	0.84%	0.79%	0.82%
Net investment income (loss) to average net assets	2.61	%(d)	2.83%	1.90%	1.64%	1.41%	1.12%

*     The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)   The per-share data presented above is based on the average shares outstanding for the period presented.
(b)   Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)   Not annualized.
(d)   Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 71

Financial Highlights (continued)

	Six Months
	Ended		Year	Year	Year	Year	Year
	2/29/20		Ended	Ended	Ended	Ended	Ended
	(unaudited)		8/31/19	8/31/18	8/31/17	8/31/16*	8/31/15*
Class C
Net asset value, beginning of period	$9.52		$9.39	$9.53	$9.54	$9.55	$9.65
Increase (decrease) from investment operations:
Net investment income (loss)	$0.11(a	)	$0.25(a )	$0.16(a )	$0.14(a )	$0.11(a )	$0.08
Net realized and unrealized gain (loss) on investments	0.04		0.14	(0.12)	0.02	0.01	(0.04)
Net increase (decrease) from investment operations	$0.15		$0.39	$0.04	$0.16	$0.12	$0.04
Distributions to shareowners:
Net investment income	$(0.13)		$(0.26)	$(0.18)	$(0.17)	$(0.13)	$(0.14)
Net increase (decrease) in net asset value	$0.02		$0.13	$(0.14)	$(0.01)	$(0.01)	$(0.10)
Net asset value, end of period	$9.54		$9.52	$9.39	$9.53	$9.54	$9.55
Total return (b)	1.62	%(c)	4.25%	0.45%	1.69%	1.25%	0.40%
Ratio of net expenses to average net assets	1.02	%(d)	1.03%	1.06%	1.05%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets	2.41	%(d)	2.66%	1.72%	1.42%	1.16%	0.87%
Portfolio turnover rate	32	%(c)	84%	54%	70%	44%	48%
Net assets, end of period (in thousands)	$33,589		$32,889	$58,380	$83,649	$97,028	$98,585
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.03	%(d)	1.07%	1.06%	1.05%	1.05%	1.06%
Net investment income (loss) to average net assets	2.40	%(d)	2.62%	1.72%	1.42%	1.16%	0.87%

*     The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)   The per-share data presented above is based on the average shares outstanding for the period presented.
(b)   Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)   Not annualized.
(d)   Annualized.
The accompanying notes are an integral part of these financial statements.
72 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

	Six Months
	Ended		Year	Year	Year	Year	Year
	2/29/20		Ended	Ended	Ended	Ended	Ended
	(unaudited)		8/31/19	8/31/18	8/31/17	8/31/16*	8/31/15*
Class C2
Net asset value, beginning of period	$9.52		$9.39	$9.53	$9.55	$9.56	$9.65
Increase (decrease) from investment operations:
Net investment income (loss)	$0.11(a	)	$0.25(a )	$0.16(a )	$0.14(a )	$0.11(a )	$0.08
Net realized and unrealized gain (loss) on investments	0.04		0.15	(0.12)	0.01	0.01	(0.03)
Net increase (decrease) from investment operations	$0.15		$0.40	$0.04	$0.15	$0.12	$0.05
Distributions to shareowners:
Net investment income	$(0.13)		$(0.27)	$(0.18)	$(0.17)	$(0.13)	$(0.14)
Net increase (decrease) in net asset value	$0.02		$0.13	$(0.14)	$(0.02)	$(0.01)	$(0.09)
Net asset value, end of period	$9.54		$9.52	$9.39	$9.53	$9.55	$9.56
Total return (b)	1.61	%(c)	4.27%	0.44%	1.57%	1.28%	0.51%
Ratio of net expenses to average net assets	1.01	%(d)	1.05%	1.06%	1.05%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	2.41	%(d)	2.61%	1.73%	1.42%	1.17%	0.90%
Portfolio turnover rate	32	%(c)	84%	54%	70%	44%	48%
Net assets, end of period (in thousands)	$1,338		$1,173	$1,650	$2,070	$2,930	$3,014
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.02	%(d)	1.09%	1.06%	1.05%	1.04%	1.04%
Net investment income (loss) to average net assets	2.40	%(d)	2.57%	1.73%	1.42%	1.17%	0.90%

*     The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)   The per-share data presented above is based on the average shares outstanding for the period presented.
(b)   Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)   Not annualized.
(d)   Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 73

Financial Highlights (continued)

	Six Months
	Ended		Year	Year	Year	Year
	2/29/20		Ended	Ended	Ended	Ended	12/1/14 to
	(unaudited)		8/31/19	8/31/18	8/31/17	8/31/16*	8/31/15*
Class K
Net asset value, beginning of period	$9.54		$9.42	$9.56	$9.57	$9.58	$9.65
Increase (decrease) from investment operations:
Net investment income (loss)	$0.14(a	)	$0.31(a )	$0.21(a )	$0.19(a )	$0.17(a )	$(0.18)
Net realized and unrealized gain (loss) on investments	0.05		0.13	(0.11)	0.02	0.00(b )	0.26
Net increase (decrease) from investment operations	$0.19		$0.44	$0.10	$0.21	$0.17	$0.08
Distributions to shareowners:
Net investment income	$(0.16)		$(0.32)	$(0.24)	$(0.22)	$(0.18)	$(0.15)
Net increase (decrease) in net asset value	$0.03		$0.12	$(0.14)	$(0.01)	$(0.01)	$(0.07)
Net asset value, end of period	$9.57		$9.54	$9.42	$9.56	$9.57	$9.58
Total return (c)	2.01	%(d)	4.73%	1.03%	2.25%	1.81%	0.84	%(d)
Ratio of net expenses to average net assets	0.46	%(e)	0.47%	0.50%	0.49%	0.50%	0.50	%(e)
Ratio of net investment income (loss) to average net assets	2.97	%(e)	3.26%	2.26%	1.99%	1.74%	1.26	%(e)
Portfolio turnover rate	32	%(d)	84%	54%	70%	44%	48%
Net assets, end of period (in thousands)	$13,703		$14,451	$10,166	$15,454	$16,502	$2,251
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.47	%(e)	0.51%	0.50%	0.49%	0.50%	0.50	%(e)
Net investment income (loss) to average net assets	2.96	%(e)	3.22%	2.26%	1.99%	1.74%	1.26	%(e)

*     The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)   The per-share data presented above is based on the average shares outstanding for the period presented.
(b)   Amount rounds to less than $0.01 or $(0.01) per-share.
(c)   Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)   Not annualized.
(e)   Annualized.
The accompanying notes are an integral part of these financial statements.
74 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

	Six Months
	Ended		Year	Year	Year	Year	Year
	2/29/20		Ended	Ended	Ended	Ended	Ended
	(unaudited)		8/31/19	8/31/18	8/31/17	8/31/16*	8/31/15*
Class Y
Net asset value, beginning of period	$9.51		$9.38	$9.52	$9.54	$9.55	$9.64
Increase (decrease) from investment operations:
Net investment income (loss)	$0.14(a	)	$0.30(a )	$0.20(a )	$0.18(a )	$0.15(a )	$0.11
Net realized and unrealized gain (loss) on investments	0.05		0.14	(0.12)	0.01	0.01	(0.02)
Net increase (decrease) from investment operations	$0.19		$0.44	$0.08	$0.19	$0.16	$0.09
Distributions to shareowners:
Net investment income	$(0.16)		$(0.31)	$(0.22)	$(0.21)	$(0.17)	$(0.18)
Net increase (decrease) in net asset value	$0.03		$0.13	$(0.14)	$(0.02)	$(0.01)	$(0.09)
Net asset value, end of period	$9.54		$9.51	$9.38	$9.52	$9.54	$9.55
Total return (b)	2.02	%(c)	4.81%	0.90%	2.04%	1.71%	0.97%
Ratio of net expenses to average net assets	0.46	%(d)	0.47%	0.64%	0.61%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	2.97	%(d)	3.23%	2.14%	1.88%	1.61%	1.33%
Portfolio turnover rate	32	%(c)	84%	54%	70%	44%	48%
Net assets, end of period (in thousands)	$440,698		$302,658	$258,634	$333,825	$278,689	$288,108
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.55	%(d)	0.59%	0.64%	0.61%	0.59%	0.60%
Net investment income (loss) to average net assets	2.88	%(d)	3.11%	2.14%	1.88%	1.61%	1.33%

*     The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)   The per-share data presented above is based on the average shares outstanding for the period presented.
(b)   Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)   Not annualized.
(d)   Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 75

Notes to Financial Statements | 2/29/20 (unaudited)
1. Organization and Significant Accounting Policies
Pioneer Short Term Income Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers five classes of shares designated as Class A, Class C, Class C2, Class K and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K and Class Y shares.
Amundi Pioneer Asset Management, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund’s distributor (the “Distributor”).
In August 2018, the Securities and Exchange Commission (“SEC”) released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to conform them to U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for investment companies. The Fund’s financial statements were prepared in compliance with the new amendments to Regulation S-X.
During March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for purchased non-contingently callable debt securities held at a
76 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

premium. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for certain purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of February 29, 2020. The implementation of ASU 2017-08 did not have a material impact on the Fund’s Financial Statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.   Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 77

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund’s Board of Trustees. The Adviser’s fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
At February 29, 2020, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).
B.   Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
78 Pioneer Short Term Income Fund | Semiannual Report | 2/29/20

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.   Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of August 31, 2019, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer Short Term Income Fund | Semiannual Report | 2/29/20 79

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2019 was as follows:

2019
Distributions paid from:
Ordinary income	$14,919,042
Total	$14,919,042

The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2019:

2019
Distributable earnings:
Undistributed ordinary income	$871,813
Capital loss carryforward	(17,917,548)
Current year dividend payable	(373,330)
Unrealized depreciation	3,009,103
Total	$(14,409,962)

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to catastrophe bonds and reinsurance sidecars, the tax treatment of premium and amortization and the mark to market of futures contracts.
D.   Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund no longer charges front end sales charge on Class A. The Distributor earned $0 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2020.
E.   Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).
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The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
F.   Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
Interest rates in the U.S. have been historically low and have begun to rise, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Fund.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity
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plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund’s custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.   Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
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The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.   Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
As of and for the six months ended February 29, 2020, the Fund had no open repurchase agreements.
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I.    Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at February 29, 2020, is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average market value of futures contracts open during the six months ended February 29, 2020, was $126,718,867. Open futures contracts outstanding at February 29, 2020, are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees are calculated daily at the annual rate equal to 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net assets over $1 billion. For the six months ended February 29, 2020, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.35% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) of the Fund to the extent required to reduce Fund expenses to 0.83%, 0.46% and 0.46% of the average daily net assets
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attributable to Class A, Class Y and Class K shares, respectively. Class C and Class C2 shares do not have an expense limitation. Fees waived and expenses reimbursed, during the six months ended February 29, 2020 are reflected on the Statement of Operations. This expense limitation is in effect through January 1, 2021, for Class A, Class Y and Class K shares. There can be no assurance that the Adviser will extend the expense limitation agreement beyond the date referred to above.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $27,655 in management fees, administrative costs and certain other reimbursements payable to the Adviser at February 29, 2020.
3. Transfer Agent
DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 29, 2020, such out-of-pocket expenses by class of shares were as follows:

Shareowner Communications:
Class A	$4,224
Class C	1,996
Class C2	39
Class K	142
Class Y	12,099
Total	$18,500

4. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consists of a 0.25%
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service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C and Class C2 shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $5,908 in distribution fees payable to the Distributor at February 29, 2020.
In addition, redemptions of Class A, Class C and Class C2 shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C and Class C2 shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended February 29, 2020, CDSCs in the amount of $24 were paid to the Distributor.
5. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 29, 2020, was as follows:

			Foreign
Statement of	Interest	Credit	Exchange	Equity	Commodity
Assets and Liabilities	Rate Risk	Risk	Rate Risk	Risk	Risk
Liabilities
Net unrealized
depreciation on
futures contracts	$91,593	$—	$—	$—	$—
Total Value	$91,593	$—	$—	$—	$—

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at February 29, 2020, was as follows:

			Foreign
Statement of	Interest	Credit	Exchange	Equity	Commodity
Operations	Rate Risk	Risk	Rate Risk	Risk	Risk
Net realized gain
(loss) on:
Futures contracts	$(910,248)	$—	$—	$—	$—
Total Value	$(910,248)	$—	$—	$—	$—

Change in net
unrealized
appreciation
(depreciation) on:
Futures contracts	$(132,539)	$—	$—	$—	$—
Total Value	$(132,539)	$—	$—	$—	$—

6. Subsequent Event
The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
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Approval of Investment Management Agreement
Amundi Pioneer Asset Management, Inc. (“APAM”) serves as the investment adviser to Pioneer Short Term Income Fund (the “Fund”) pursuant to an investment management agreement between APAM and the Fund. In order for APAM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2019 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2019, July 2019 and September 2019. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2019, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2019, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of APAM and its parent companies, profitability analyses provided by APAM, and analyses from APAM as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of APAM and APAM’s affiliate, Amundi Pioneer Institutional Asset Management, Inc. (“APIAM” and, together with APAM, “Amundi Pioneer”), as compared to that of APAM’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of APAM’s and APIAM’s institutional accounts, as well as the different services provided by APAM to the Fund and by APAM and APIAM to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2019.
At a meeting held on September 17, 2019, based on their evaluation of the information provided by APAM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment management agreement for another year. In
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approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by APAM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed APAM’s investment approach for the Fund and its research process. The Trustees considered the resources of APAM and the personnel of APAM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of APAM that are involved in APAM’s services to the Fund, including APAM’s compliance, risk management, and legal resources and personnel. The Trustees noted the substantial attention and high priority given by APAM’s senior management to the Pioneer Fund complex.
The Trustees considered that APAM supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, APAM is responsible for the administration of the Fund’s business and other affairs. The Trustees considered the fees paid to APAM for the provision of administration services.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by APAM to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by APAM and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with APAM on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
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Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and APAM-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that APAM had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund, effective October 1, 2018.
The Trustees reviewed management fees charged by APAM and APIAM to institutional and other clients, including publicly offered European funds sponsored by APAM’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered APAM’s costs in providing services to the Fund and APAM’s and APIAM’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with APAM’s and APIAM’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management agreement with the Fund, APAM performs additional services for the Fund that it does not provide to
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those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with APAM’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to APAM was reasonable in relation to the nature and quality of the services provided by APAM.
Profitability
The Trustees considered information provided by APAM regarding the profitability of APAM with respect to the advisory services provided by APAM to the Fund, including the methodology used by APAM in allocating certain of its costs to the management of the Fund. The Trustees also considered APAM’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by APAM and APIAM from non-fund businesses. The Trustees considered APAM’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that APAM’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered APAM’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by APAM in research and analytical capabilities and APAM’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
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Other Benefits
The Trustees considered the other benefits that APAM enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by APAM and its affiliates. The Trustees further considered the revenues and profitability of APAM’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to APAM and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi Pioneer is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $1.6 trillion in assets (including the Pioneer Funds). The Trustees considered that APAM’s relationship with Amundi creates potential opportunities for APAM, APIAM and Amundi that derive from APAM’s relationships with the Fund, including Amundi’s ability to market the services of APAM globally. The Trustees noted that APAM has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to APAM. The Trustees considered that APAM and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by APAM as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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Trustees, Officers and Service Providers

Trustees	Officers
Thomas J. Perna, Chairman	Lisa M. Jones, President and
John E. Baumgardner, Jr.	Chief Executive Officer
Diane Durnin	Mark E. Bradley, Treasurer and
Benjamin M. Friedman	Chief Financial and
Lisa M. Jones	Accounting Officer
Lorraine H. Monchak	Christopher J. Kelley, Secretary and
Marguerite A. Piret	Chief Legal Officer
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
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How to Contact Amundi Pioneer
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms	1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions	1-800-225-4321

Retirement plans information	1-800-622-0176

Write to us:
Amundi Pioneer
P.O. Box 219427
Kansas City, MO 64121-9427

Our toll-free fax	1-800-225-4240

Our internet e-mail address	us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com/us

This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
 www.amundipioneer.com/us

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2020 Amundi Pioneer Asset Management 19127-14-0420

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s board of trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. David R. Bock, an independent trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS
APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

AUDIT COMMITTEE APPROVAL POLICY		AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval		o A summary of all such
for the audit period for all		services and related fees
pre-approved specific service		reported at each regularly
subcategories. Approval of the		scheduled Audit Committee
independent auditors as		meeting.
auditors for a Fund shall
constitute pre approval for
these services.

o “One-time” pre-approval		o A summary of all such
for the fund fiscal year within		services and related fees
a specified dollar limit		(including comparison to
for all pre-approved		specified dollar limits)
specific service subcategories		reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date May 5, 2020

By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date May 5, 2020

* Print the name and title of each signing officer under his or her signature.